First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 79.6%

Belgium - 1.0%
Groupe Bruxelles Lambert NV	6,469,396	490,442,877

Brazil - 1.2%
Ambev SA, ADR	149,620,059	392,004,555
Itausa SA (Preference)	103,903,979	209,720,610
		601,725,165
Canada - 4.4%
Agnico Eagle Mines Ltd.	2,298,700	112,981,588
Barrick Gold Corp.	21,719,042	338,817,055
Franco-Nevada Corp.	1,260,834	136,413,339
Imperial Oil Ltd.	10,896,401	628,521,624
Nutrien Ltd.	4,461,321	222,486,078
Power Corp. of Canada	12,323,141	359,212,984
Wheaton Precious Metals Corp.	7,936,282	371,973,537
		2,170,406,205
China - 1.5%
Alibaba Group Holding Ltd.	34,738,392	311,567,882
Prosus NV	14,526,770	432,195,685
		743,763,567
France - 3.4%
Danone SA	10,211,219	680,308,606
Legrand SA	1,954,335	189,405,691
LVMH Moet Hennessy Louis Vuitton SE	145,168	120,788,337
Sanofi SA	4,031,951	403,781,822
Sodexo SA	2,131,829	240,489,546
Wendel SE	867,489	78,648,801
		1,713,422,803
Germany - 0.9%
Brenntag SE	1,126,149	99,562,865
Henkel AG & Co. KGaA (Preference)	3,516,726	269,586,969
Merck KGaA	597,571	98,046,826
		467,196,660
Hong Kong - 1.4%
CK Asset Holdings Ltd.	37,986,500	171,408,156
Guoco Group Ltd.	12,748,580	116,593,669
Hongkong Land Holdings Ltd.	31,759,300	99,136,889
Hysan Development Co. Ltd.	23,322,348	40,254,225
Jardine Matheson Holdings Ltd.	7,051,271	283,137,795
		710,530,734
Japan - 6.9%
Chofu Seisakusho Co. Ltd. (a)	3,136,200	44,863,717
FANUC Corp.	16,005,400	442,747,409
Hirose Electric Co. Ltd.	1,258,915	146,478,351
Hoshizaki Corp.	5,662,600	206,013,219
Keyence Corp.	263,400	117,844,601
Komatsu Ltd.	6,756,000	192,207,926
Mitsubishi Electric Corp.	24,592,300	364,957,119
MS&AD Insurance Group Holdings, Inc.	10,476,620	432,629,509
Secom Co. Ltd.	6,337,130	459,951,210
Shimano, Inc.	2,260,590	324,564,961
SMC Corp.	442,156	246,123,701
Sompo Holdings, Inc.	7,121,400	369,254,946
T Hasegawa Co. Ltd. (a)	3,002,800	67,384,489
USS Co. Ltd.	1,298,600	24,558,365
		3,439,579,523
Mexico - 1.6%
Fomento Economico Mexicano SAB de CV, ADR	4,913,976	666,040,307
Fresnillo plc	5,590,827	37,395,239
Industrias Penoles SAB de CV*	6,401,020	84,176,677
		787,612,223
Netherlands - 0.4%
Heineken Holding NV	2,538,232	212,977,172

Norway - 0.3%
Orkla ASA	16,166,787	126,636,512

South Korea - 1.6%
Hyundai Mobis Co. Ltd.	999,985	156,751,143
KT&G Corp.	5,242,098	356,013,204
Lotte Corp.*	217,718	4,729,216
NAVER Corp.	721,340	107,567,786
Samsung Electronics Co. Ltd. (Preference)	4,049,795	177,202,242
		802,263,591
Sweden - 1.0%
Investor AB, Class A	4,970,940	115,932,023
Investor AB, Class B	11,255,824	265,015,846
Svenska Handelsbanken AB, Class A	10,429,006	112,428,246
		493,376,115
Switzerland - 3.1%
Cie Financiere Richemont SA (Registered)	4,644,824	689,917,013
Nestle SA (Registered)	3,086,462	351,704,220
Schindler Holding AG	1,798,637	448,020,399
Schindler Holding AG (Registered)	211,870	50,433,735
		1,540,075,367
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606,256	520,322,678

Thailand - 0.3%
Bangkok Bank PCL, NVDR	42,690,800	169,659,932

United Kingdom - 6.5%
BAE Systems plc	30,239,911	450,467,990
Berkeley Group Holdings plc (a)	6,766,463	409,740,900
British American Tobacco plc	19,979,503	589,067,875
Derwent London plc, REIT	3,397,186	91,560,428
Diageo plc	3,588,503	129,609,053
Haleon plc	68,822,768	279,541,941
Lloyds Banking Group plc	396,239,696	212,406,587
Reckitt Benckiser Group plc	6,194,803	447,889,719
Unilever plc	12,894,404	628,571,601
		3,238,856,094
United States - 43.1%
Alphabet, Inc., Class A*	2,694,360	377,479,836

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Alphabet, Inc., Class C*	4,503,302	638,568,224
American Express Co.	1,903,714	382,151,548
Analog Devices, Inc.	2,674,970	514,557,229
Bank of New York Mellon Corp. (The)	11,016,077	610,951,630
Becton Dickinson & Co.	1,259,112	300,688,537
Berkshire Hathaway, Inc., Class A*	675	390,163,493
Boston Properties, Inc., REIT	2,473,129	164,463,078
Brown & Brown, Inc.	2,287,048	177,383,443
CH Robinson Worldwide, Inc. (a)	7,346,325	617,752,469
Charles Schwab Corp. (The)	2,570,105	161,711,007
Colgate-Palmolive Co.	7,218,573	607,803,847
Comcast Corp., Class A	21,961,227	1,022,075,505
Cummins, Inc.	1,455,755	348,362,171
Deere & Co.	381,724	150,238,932
Dentsply Sirona, Inc.	6,983,795	242,686,876
Douglas Emmett, Inc., REIT (a)	9,162,021	124,145,385
Elevance Health, Inc.	1,258,041	620,767,751
Equity Residential, REIT	6,189,955	372,573,391
Expeditors International of Washington, Inc.	1,894,425	239,322,710
Extra Space Storage, Inc., REIT	1,155,209	166,858,388
Exxon Mobil Corp.	9,538,191	980,621,417
Fidelity National Financial, Inc.	4,297,027	214,980,261
Flowserve Corp. (a)	7,892,216	315,136,185
HCA Healthcare, Inc.	3,109,934	948,218,877
IPG Photonics Corp.* (a)	3,097,302	303,194,893
JG Boswell Co.	2,485	1,474,847
Kraft Heinz Co. (The)	4,471,740	166,035,706
Medtronic plc	6,323,862	553,590,879
Meta Platforms, Inc., Class A*	4,124,147	1,608,994,711
Microsoft Corp.	466,954	185,651,571
Mills Music Trust (a)	31,592	1,154,372
Newmont Corp.	8,879,115	306,418,259
Noble Corp. plc	2,010,900	88,741,017
NOV, Inc. (a)	26,905,276	524,921,935
ONEOK, Inc.	2,183,545	149,026,946
Oracle Corp.	13,402,937	1,497,108,063
Philip Morris International, Inc.	7,032,600	638,911,710
PPG Industries, Inc.	853,547	120,384,269
Ross Stores, Inc.	1,271,219	178,326,601
Royal Gold, Inc.	1,476,988	168,952,657
RPM International, Inc.	850,166	90,678,706
Salesforce, Inc.*	1,385,077	389,331,294
Schlumberger NV	19,905,698	969,407,493
Texas Instruments, Inc.	2,800,783	448,461,374
UGI Corp.	4,677,898	103,568,662
Universal Health Services, Inc., Class B	3,368,166	534,898,442
US Bancorp	5,965,007	247,786,391
Walmart, Inc.	1,383,386	228,604,536
Walt Disney Co. (The)	2,946,738	283,034,185
Weyerhaeuser Co., REIT	10,347,140	339,075,778
Willis Towers Watson plc	2,868,912	706,613,026
		21,524,010,513
TOTAL COMMON STOCKS (Cost $26,915,557,500)		39,752,857,731

Investments	Ounces	Value ($)
COMMODITIES - 11.2%

Gold bullion*
(Cost $2,902,970,281)	2,764,803	5,623,499,025

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.7%

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	54,183,519

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
Series M, 10.00%, 12/5/2024	MXN	1,329,050,000	76,745,369
Series M, 5.75%, 3/5/2026	MXN	1,813,230,000	97,132,618
			173,877,987
South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	158,937,690,000	114,246,684

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 349,368,504)			342,308,190

CORPORATE BONDS - 0.0% (b)

United States - 0.0% (b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,168,273)		5,467,000	4,927,134

SHORT-TERM INVESTMENTS - 8.5%

COMMERCIAL PAPER - 8.4%
Alimentation Couche-Tard, Inc.
5.84%, 2/1/2024 (c)(d)		36,109,000	36,103,492
BNG Bank NV
5.46%, 3/8/2024 (c)(d)		38,750,000	38,537,088
Caisse d'Amortissement de la Dette Sociale
5.55%, 2/1/2024 (c)(d)		21,150,000	21,146,879

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Cisco Systems, Inc.
5.36%, 3/11/2024 (c)	75,000,000	74,555,834
CVS Caremark Corp.
5.42%, 2/1/2024 (c)	74,378,000	74,366,861
Engie SA
5.62%, 2/6/2024 (c)	50,000,000	49,956,012
5.48%, 3/4/2024 (c)	70,000,000	69,663,061
5.33%, 4/2/2024 (c)	50,000,000	49,543,840
5.39%, 4/25/2024 (c)	37,500,000	37,033,680
Entergy Corp.
5.40%, 2/1/2024 (c)(d)	26,119,000	26,115,088
Erste Abwicklungsanstalt
5.34%, 2/14/2024 (c)(d)	97,250,000	97,048,569
Export Development Canada
5.34%, 4/12/2024 (c)	50,000,000	49,471,400
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (c)(d)	106,377,000	106,360,917
Global Payments, Inc.
5.96%, 2/1/2024 (c)	47,489,000	47,481,121
Hydro-Quebec
5.37%, 2/29/2024 (c)	94,850,000	94,444,313
5.38%, 3/13/2024 (c)(d)	50,000,000	49,690,017
5.29%, 4/8/2024 (c)(d)	50,000,000	49,500,703
5.30%, 4/9/2024 (c)(d)	100,000,000	98,987,042
5.33%, 5/3/2024 (c)(d)	33,000,000	32,553,120
Kreditanstalt fuer Wiederaufbau
5.30%, 4/16/2024 (c)(d)	140,000,000	138,449,713
5.37%, 4/23/2024 (c)	70,000,000	69,153,084
5.33%, 4/26/2024 (c)	37,500,000	37,029,807
5.29%, 5/2/2024 (c)(d)	117,000,000	115,430,808
Microsoft Corp.
5.45%, 2/23/2024 (c)(d)	7,330,000	7,305,288
5.40%, 3/6/2024 (c)(d)	25,000,000	24,871,626
5.45%, 3/15/2024 (c)(d)	90,250,000	89,667,072
5.38%, 3/18/2024 (c)	90,000,000	89,378,934
5.35%, 4/3/2024 (c)(d)	50,000,000	49,537,213
5.34%, 4/5/2024 (c)(d)	75,000,000	74,283,871
Nederlandse Waterschapsbank NV
5.35%, 4/15/2024 (c)	85,000,000	84,053,490
5.28%, 5/20/2024 (c)	75,000,000	73,801,229
NRW Bank
5.41%, 3/13/2024 (c)(d)	100,000,000	99,385,167
5.26%, 4/2/2024 (c)(d)	33,333,000	33,030,466
5.30%, 4/19/2024 (c)	73,000,000	72,155,775
5.32%, 4/30/2024 (c)	50,000,000	49,341,250
Oesterreichische Kontrollbank AG
5.56%, 2/5/2024 (c)	68,072,000	68,021,756
Ontario Teachers' Finance Trust
5.54%, 2/8/2024 (c)(d)	56,691,000	56,623,967
Oracle Corp.
5.58%, 2/2/2024 (c)	119,000,000	118,964,149
5.57%, 2/7/2024 (c)	84,000,000	83,911,310
5.55%, 4/1/2024 (c)	50,000,000	49,538,433
5.48%, 4/26/2024 (c)	25,000,000	24,677,620
Philip Morris International, Inc.
5.38%, 2/6/2024 (c)	50,000,000	49,955,024
5.46%, 2/20/2024 (c)	100,000,000	99,699,694
5.61%, 2/22/2024 (c)	100,000,000	99,669,538
5.56%, 2/27/2024 (c)	50,000,000	49,796,925
5.54%, 3/5/2024 (c)	49,330,000	49,077,298
5.54%, 3/6/2024 (c)	30,000,000	29,841,771
Procter & Gamble Co.(The)
5.37%, 4/9/2024 (c)	37,500,000	37,119,997
Province of Quebec
5.41%, 2/12/2024 (c)(d)	50,000,000	49,911,636
5.38%, 2/21/2024 (c)(d)	25,700,000	25,620,454
5.41%, 3/7/2024 (c)(d)	120,000,000	119,364,000
5.41%, 3/11/2024 (c)(d)	120,000,000	119,294,222
5.40%, 3/14/2024 (c)(d)	100,000,000	99,368,338
PSP Capital, Inc.
5.47%, 2/8/2024 (c)(d)	50,000,000	49,941,323
5.44%, 2/23/2024 (c)(d)	100,000,000	99,662,567
5.43%, 3/8/2024 (c)(d)	50,000,000	49,728,427
5.30%, 5/3/2024 (c)(d)	100,000,000	98,637,912
Sanofi SA
5.35%, 3/15/2024 (c)(d)	25,000,000	24,837,302
5.34%, 3/19/2024 (c)(d)	35,850,000	35,595,608
Siemens Capital Co. LLC
5.41%, 2/1/2024 (c)	60,600,000	60,591,144
5.35%, 3/25/2024 (c)(d)	89,000,000	88,294,052
5.35%, 4/4/2024 (c)(d)	75,000,000	74,295,200
United Parcel Service, Inc.
5.14%, 3/12/2024 (c)	50,000,000	49,708,502
5.14%, 3/20/2024 (c)	50,000,000	49,651,805
Walt Disney Co. (The)
5.69%, 3/1/2024 (c)(d)	50,000,000	49,772,084
TOTAL COMMERCIAL PAPER (Cost $4,171,214,123)		4,170,605,888
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills
5.32%, 3/7/2024 (c)(e)	20,000,000	19,897,511
5.29%, 6/13/2024 (c)	20,000,000	19,624,521
5.17%, 6/27/2024 (c)(e)	20,000,000	19,589,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,106,489)		59,111,453

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund Consolidated Schedule of Investments January 31, 2024 (unaudited)
Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (f) (Cost $1,288,280)	1,288,280	1,288,280
TOTAL SHORT-TERM INVESTMENTS (Cost $4,231,608,892)		4,231,005,621

Total Investments - 100.0% (Cost $34,404,673,450)		49,954,597,701
Liabilities in excess of other assets - 0.0% (b)		(19,740,070)
Net Assets - 100.0%		49,934,857,631

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown was the current yield as of January 31, 2024.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $2,228,951,231, which represents approximately 4.46% of net assets of the Fund.
(e)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(f)	Represents 7-day effective yield as of January 31, 2024.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,714,746	EUR	49,812,000	UBS AG	2/21/2024	$839,180
USD	78,960,114	JPY	11,505,223,000	UBS AG	2/21/2024	550,352
USD	22,114,029	EUR	20,115,000	Bank of New York Mellon	3/13/2024	338,535
USD	270,073,794	EUR	248,893,000	Goldman Sachs	4/17/2024	234,705
USD	80,277,729	JPY	11,429,943,000	Goldman Sachs	4/17/2024	1,698,539
USD	227,334,564	EUR	207,940,000	JPMorgan Chase Bank	6/5/2024	1,426,745
Total unrealized appreciation						5,088,056
USD	180,084,137	EUR	168,788,000	UBS AG	2/21/2024	(2,473,259)
USD	212,888,064	EUR	198,485,000	Bank of New York Mellon	3/13/2024	(1,981,873)
USD	88,988,600	JPY	13,161,850,000	Bank of New York Mellon	3/13/2024	(1,011,920)
USD	91,908,644	GBP	73,123,000	Goldman Sachs	4/17/2024	(811,137)
USD	91,154,232	GBP	71,983,000	JPMorgan Chase Bank	6/5/2024	(129,813)
USD	109,862,487	JPY	15,953,736,000	JPMorgan Chase Bank	6/5/2024	(614,694)
Total unrealized depreciation						(7,022,696)
Net unrealized depreciation						$(1,934,640)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.9%
Air Freight & Logistics	1.7
Automobile Components	0.3
Banks	1.9
Beverages	2.8
Broadline Retail	1.5
Capital Markets	1.5
Chemicals	1.0
Commercial Services & Supplies	0.9
Commodities	11.3
Consumer Finance	0.8
Consumer Staples Distribution & Retail	0.5
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	3.2
Entertainment	0.6
Financial Services	2.7
Food Products	2.7
Foreign Government Securities	0.7
Gas Utilities	0.2
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	4.2
Hotels, Restaurants & Leisure	0.5
Household Durables	0.9
Household Products	2.7
Industrial Conglomerates	0.8
Insurance	4.5
Interactive Media & Services	5.5
Leisure Products	0.6
Machinery	4.8
Media	2.0
Metals & Mining	3.1
Office REITs	0.8
Oil, Gas & Consumable Fuels	3.5
Personal Care Products	1.8
Pharmaceuticals	1.0
Real Estate Management & Development	0.6
Residential REITs	0.7
Semiconductors & Semiconductor Equipment	3.0
Software	4.1
Specialized REITs	1.0
Specialty Retail	0.4
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	1.6
Tobacco	3.2
Trading Companies & Distributors	0.2
Short-Term Investments	8.5
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value January 31, 2024	Dividend Income

Common Stocks 4.8%
Japan 0.2%
Chofu Seisakusho Co. Ltd.	3,136,200	$44,698,784	$—	$—	$—	$164,933	$44,863,717	$399,318
T Hasegawa Co. Ltd.	3,002,800	62,909,936	—	—	—	4,474,553	67,384,489	—
		107,608,720	—	—	—	4,639,486	112,248,206	399,318

United Kingdom 0.8%
Berkeley Group Holdings plc	6,766,463	332,616,729	—	—	—	77,124,171	409,740,900	—

United States 3.8%
CH Robinson Worldwide, Inc.	7,346,325	547,603,660	55,621,250	—	—	14,527,559	617,752,469	4,082,100
Douglas Emmett, Inc., REIT	9,162,021	102,706,255	—	—	—	21,439,130	124,145,385	1,740,784
Flowserve Corp.	7,892,216	289,802,171	—	—	—	25,334,014	315,136,185	1,578,443
IPG Photonics Corp.*	3,097,302	266,058,242	—	—	—	37,136,651	303,194,893	—
Mills Music Trust	31,592	1,074,444	—	—	—	79,928	1,154,372	20,237
NOV, Inc.	26,905,276	537,029,309	—	—	—	(12,107,374)	524,921,935	1,345,264
		1,744,274,081	55,621,250	—	—	86,409,908	1,886,305,239	8,766,828
Total Common Stocks		2,184,499,530	55,621,250	—	—	168,173,565	2,408,294,345	9,166,146
Total		$2,184,499,530	$55,621,250	$—	$—	$168,173,565	$2,408,294,345	$9,166,146

*	Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 83.6%

Belgium - 1.9%
Groupe Bruxelles Lambert NV	2,922,262	221,535,764
Legris Industries SA*‡ (a)(b)(c)	905,366	15,713,571
		237,249,335
Brazil - 2.5%
Ambev SA, ADR	74,789,315	195,948,005
Itausa SA (Preference)	51,723,362	104,398,842
		300,346,847
Canada - 8.2%
Agnico Eagle Mines Ltd.	717,589	35,269,650
Barrick Gold Corp.	5,600,959	87,374,960
Franco-Nevada Corp.	316,575	34,251,180
Imperial Oil Ltd.	7,543,865	435,142,051
Nutrien Ltd.	2,436,243	121,495,438
Power Corp. of Canada	6,216,607	181,210,776
Wheaton Precious Metals Corp.	2,364,552	110,826,552
		1,005,570,607
Chile - 0.9%
Cia Cervecerias Unidas SA, ADR (c)	9,392,572	111,865,533

China - 2.4%
Alibaba Group Holding Ltd.	13,666,828	122,577,483
Prosus NV	5,606,068	166,789,892
		289,367,375
Faroe Islands - 0.4%
Bakkafrost P/F	801,656	44,771,058

France - 6.4%
Danone SA	4,768,985	317,727,153
Laurent-Perrier (c)	558,938	74,599,471
Legrand SA	812,472	78,741,270
LVMH Moet Hennessy Louis Vuitton SE	33,358	27,755,823
Sanofi SA	1,679,882	168,232,653
Sodexo SA	801,545	90,421,508
Wendel SE	439,181	39,817,288
		797,295,166
Germany - 2.4%
Brenntag SE	557,632	49,300,261
FUCHS SE (Preference)	2,322,615	101,808,383
Henkel AG & Co. KGaA (Preference)	1,476,257	113,167,659
Merck KGaA	226,858	37,221,865
		301,498,168
Hong Kong - 3.4%
CK Asset Holdings Ltd.	19,475,000	87,877,900
Great Eagle Holdings Ltd.	22,777,700	33,531,696
Guoco Group Ltd.	7,806,340	71,393,819
Hongkong Land Holdings Ltd.	15,883,500	49,580,462
Hysan Development Co. Ltd.	17,500,405	30,205,588
Jardine Matheson Holdings Ltd.	3,779,100	151,746,549
		424,336,014
Japan - 15.9%
As One Corp.	1,378,380	52,036,163
Chofu Seisakusho Co. Ltd.	1,704,600	24,384,507
Daiichikosho Co. Ltd. (c)	5,732,560	78,535,274
FANUC Corp.	6,945,600	192,131,806
Hirose Electric Co. Ltd.	758,730	88,280,400
Hoshizaki Corp.	2,554,200	92,925,328
Kansai Paint Co. Ltd.	8,320,730	139,121,168
Keyence Corp.	74,800	33,465,361
Komatsu Ltd.	3,814,300	108,516,680
Mitsubishi Electric Corp.	11,266,300	167,195,276
MS&AD Insurance Group Holdings, Inc.	4,237,000	174,965,899
Nagaileben Co. Ltd.	1,687,224	26,772,147
Nihon Kohden Corp.	2,470,100	75,281,006
Pilot Corp.	477,500	13,334,579
Secom Co. Ltd.	2,958,100	214,699,979
Shimano, Inc.	976,470	140,197,005
SK Kaken Co. Ltd.	437,805	21,595,762
SMC Corp.	195,690	108,929,760
Sompo Holdings, Inc.	2,846,300	147,584,794
T Hasegawa Co. Ltd.	1,906,436	42,781,476
USS Co. Ltd.	560,300	10,596,067
		1,953,330,437
Mexico - 3.0%
Fomento Economico Mexicano SAB de CV, ADR	2,174,086	294,675,617
Fresnillo plc	1,426,722	9,542,884
Grupo Mexico SAB de CV, Series B	6,905,948	35,634,154
Industrias Penoles SAB de CV*	2,246,692	29,545,145
		369,397,800
Netherlands - 3.6%
HAL Trust	644,459	80,333,414
Heineken Holding NV	973,676	81,698,899
Shell plc	8,552,371	267,676,716
		429,709,029
Norway - 0.9%
Orkla ASA	14,829,598	116,162,139

Singapore - 1.6%
Haw Par Corp. Ltd. (c)	19,447,213	137,460,090
UOL Group Ltd.	14,128,300	65,605,889
		203,065,979
South Korea - 3.9%
Fursys, Inc. (c)	872,463	20,003,273
Hyundai Mobis Co. Ltd.	505,396	79,222,589
KT&G Corp.	2,451,893	166,518,498
Lotte Corp.*	184,208	4,001,320
NAVER Corp.	286,676	42,749,747
NongShim Co. Ltd.	203,663	57,668,032

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Samsung Electronics Co. Ltd. (Preference)	2,345,824	102,643,534
		472,806,993
Sweden - 3.0%
Industrivarden AB, Class A	123,708	3,894,574
Industrivarden AB, Class C	1,572,517	49,422,772
Investor AB, Class A	1,542,690	35,978,542
Investor AB, Class B	8,384,352	197,407,683
L E Lundbergforetagen AB, Class B	296,080	15,437,853
Svenska Handelsbanken AB, Class A	6,838,494	73,721,300
		375,862,724
Switzerland - 4.9%
Cie Financiere Richemont SA (Registered)	1,767,922	262,597,564
Nestle SA (Registered)	1,236,148	140,859,816
Schindler Holding AG	724,861	180,554,784
Schindler Holding AG (Registered)	82,435	19,622,905
		603,635,069
Taiwan - 2.2%
Taiwan Secom Co. Ltd.	8,545,694	31,789,493
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,075,542	234,453,224
		266,242,717
Thailand - 0.9%
Bangkok Bank PCL, NVDR	20,440,959	81,235,576
Thai Beverage PCL	52,214,985	20,385,324
		101,620,900
Turkey - 0.5%
AG Anadolu Grubu Holding A/S	8,696,484	65,628,434

United Kingdom - 11.0%
BAE Systems plc	13,135,620	195,674,397
Berkeley Group Holdings plc	2,497,480	151,234,065
Big Yellow Group plc, REIT	2,602,379	37,630,480
British American Tobacco plc	7,936,742	234,003,806
Diageo plc	1,347,668	48,674,886
Great Portland Estates plc, REIT	4,895,618	25,759,216
Haleon plc	26,953,694	109,479,583
Lloyds Banking Group plc	189,904,219	101,799,258
Reckitt Benckiser Group plc	2,833,967	204,898,313
Unilever plc	5,122,575	249,713,377
		1,358,867,381
United States - 3.7%
Newmont Corp.	2,865,728	98,896,273
Royal Gold, Inc.	454,973	52,044,362
Willis Towers Watson plc	1,237,899	304,894,524
		455,835,159
TOTAL COMMON STOCKS (Cost $7,863,235,513)		10,284,464,864

Investments	Ounces	Value ($)
COMMODITIES - 11.0%

Gold bullion*
(Cost $598,234,591)	663,251	1,349,025,300

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.7%

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	16,971,700

Mexico - 0.6%
Mex Bonos Desarr Fix Rt
Series M, 10.00%, 12/5/2024	MXN	580,560,000	33,524,165
Series M, 5.75%, 3/5/2026	MXN	665,860,000	35,669,344
			69,193,509
Singapore - 0.6%
Republic of Singapore
1.25%, 11/1/2026	SGD	108,048,000	76,966,581

South Korea - 0.4%
Republic of Korea
1.25%, 3/10/2026	KRW	59,926,230,000	43,075,831

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 206,335,510)			206,207,621

SHORT-TERM INVESTMENTS - 3.7%

COMMERCIAL PAPER - 3.5%
Alimentation Couche-Tard, Inc.
5.84%, 2/1/2024 (d)(e)		3,891,000	3,890,407
CVS Caremark Corp.
5.42%, 2/1/2024 (d)		44,812,000	44,805,289
Engie SA
5.48%, 3/4/2024 (d)		30,000,000	29,855,598
5.39%, 4/25/2024 (d)		12,500,000	12,344,560
Entergy Corp.
5.40%, 2/1/2024 (d)(e)		15,736,000	15,733,643
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (d)(e)		64,089,000	64,079,310

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Global Payments, Inc.
5.96%, 2/1/2024 (d)	28,611,000	28,606,253
Hydro-Quebec
5.33%, 5/3/2024 (d)(e)	22,000,000	21,702,080
Kreditanstalt fuer Wiederaufbau
5.33%, 4/26/2024 (d)	12,500,000	12,343,269
5.29%, 5/2/2024 (d)(e)	38,000,000	37,490,348
Nederlandse Waterschapsbank NV
5.35%, 4/15/2024 (d)	15,000,000	14,832,969
5.28%, 5/20/2024 (d)	25,000,000	24,600,410
NRW Bank
5.26%, 3/28/2024 (d)(e)	50,000,000	49,582,792
5.26%, 4/2/2024 (d)(e)	16,667,000	16,515,728
5.30%, 4/19/2024 (d)	25,000,000	24,710,882
5.32%, 4/30/2024 (d)	20,000,000	19,736,500
Oesterreichische Kontrollbank AG
5.56%, 2/5/2024 (d)	10,000,000	9,992,619
Ontario Teachers' Finance Trust
5.54%, 2/8/2024 (d)(e)	6,109,000	6,101,777
TOTAL COMMERCIAL PAPER (Cost $437,002,556)		436,924,434
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.32%, 3/7/2024 (d)(f)	10,000,000	9,948,755
5.29%, 6/13/2024 (d)	10,000,000	9,812,261
5.17%, 6/27/2024 (d)(f)	10,000,000	9,794,710
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,553,244)		29,555,726

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (g)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (h) (Cost $856,838)	856,838	856,838
TOTAL SHORT-TERM INVESTMENTS (Cost $467,412,638)		467,336,998

Total Investments - 100.0% (Cost $9,135,218,252)		12,307,034,783
Other assets less liabilities - 0.0% (g)		377,364
Net Assets - 100.0%		12,307,412,147

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $15,713,571, which represents approximately 0.13% of net assets of the Fund.

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$17.36

(b)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2024 amounted to $15,713,571, which represents approximately 0.13% of net assets of the Fund.
(c)	Affiliated company as defined under the Investment Company Act of 1940.
(d)	The rate shown was the current yield as of January 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $215,096,085, which represents approximately 1.75% of net assets of the Fund.
(f)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of January 31, 2024.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	30,832,790	EUR	28,070,000	UBS AG	2/21/2024	$472,894
USD	43,864,496	JPY	6,391,465,000	UBS AG	2/21/2024	305,735
USD	32,839,580	EUR	29,871,000	Bank of New York Mellon	3/13/2024	502,729
USD	145,023,615	EUR	133,650,000	Goldman Sachs	4/17/2024	126,031
USD	50,355,457	JPY	7,169,610,000	Goldman Sachs	4/17/2024	1,065,435
USD	127,105,757	EUR	116,262,000	JPMorgan Chase Bank	6/5/2024	797,712
Total unrealized appreciation						3,270,536
USD	101,500,843	EUR	95,134,000	UBS AG	2/21/2024	(1,394,003)
USD	100,105,709	EUR	93,333,000	Bank of New York Mellon	3/13/2024	(931,930)
USD	50,430,047	JPY	7,458,851,000	Bank of New York Mellon	3/13/2024	(573,457)
USD	36,604,093	GBP	29,123,000	Goldman Sachs	4/17/2024	(323,799)
USD	37,953,176	GBP	29,971,000	JPMorgan Chase Bank	6/5/2024	(54,049)
USD	62,014,275	JPY	9,005,434,000	JPMorgan Chase Bank	6/5/2024	(346,978)
Total unrealized depreciation						(3,624,216)
Net unrealized depreciation						$(353,680)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	1.6%
Automobile Components	0.7
Banks	2.9
Beverages	6.6
Broadline Retail	2.4
Chemicals	3.5
Commercial Services & Supplies	2.3
Commodities	11.0
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	1.0
Entertainment	0.6
Financial Services	5.2
Food Products	5.5
Foreign Government Securities	1.7
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.7
Household Durables	1.4
Household Products	2.6
Industrial Conglomerates	2.4
Insurance	6.6
Interactive Media & Services	0.4
Leisure Products	1.1
Machinery	5.8
Metals & Mining	4.0
Office REITs	0.2
Oil, Gas & Consumable Fuels	5.7
Personal Care Products	2.9
Pharmaceuticals	2.8
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	1.9
Specialized REITs	0.3
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.4
Tobacco	3.3
Trading Companies & Distributors	0.4
Short-Term Investments	3.8
Total Investments	100.0%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/Depreciation	Market Value January 31, 2024	Dividend Income

Common Stocks 3.6%
Belgium 0.1%
Legris Industries SA*‡ (a)(b)	905,366	$15,384,962	$—	$—	$—	$328,609	$15,713,571	$—

Chile 0.9%
Cia Cervecerias Unidas SA, ADR	9,392,572	105,666,435	—	—	—	6,199,098	111,865,533	1,128,781

France 0.6%
Laurent-Perrier	558,938	69,786,652	—	—	—	4,812,819	74,599,471	—

Japan 0.7%
Daiichikosho Co. Ltd.	5,732,560	84,735,608	—	—	—	(6,200,334)	78,535,274	—

Singapore 1.1%
Haw Par Corp. Ltd.	19,447,213	135,861,236	—	—	—	1,598,854	137,460,090	—

South Korea 0.2%
Fursys, Inc.	872,463	18,766,466	—	—	—	1,236,807	20,003,273	619,167

Total Common Stocks		430,201,359	—	—	—	7,975,853	438,177,212	1,747,948
Total		$430,201,359	$—	$—	$—	$7,975,853	$438,177,212	$1,747,948

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Represents a security that is subject to legal or contractual restrictions on resale.
(b)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2024 amounted to $15,713,571, which represents approximately 0.13% of net assets of the Fund.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 75.2%

Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc.	326,978	27,495,580
Expeditors International of Washington, Inc.	95,532	12,068,558
		39,564,138
Banks - 1.1%
US Bancorp	330,658	13,735,533

Capital Markets - 3.4%
Bank of New York Mellon Corp. (The)	589,455	32,691,174
Charles Schwab Corp. (The)	143,493	9,028,580
		41,719,754
Chemicals - 1.3%
Nutrien Ltd. (Canada)	158,929	7,925,789
PPG Industries, Inc.	37,210	5,248,099
RPM International, Inc.	30,241	3,225,505
		16,399,393
Consumer Finance - 1.3%
American Express Co.	78,997	15,857,858

Consumer Staples Distribution & Retail - 0.8%
Walmart, Inc.	58,370	9,645,642

Electronic Equipment, Instruments & Components - 1.4%
IPG Photonics Corp.*	178,742	17,497,054

Energy Equipment & Services - 3.7%
Noble Corp. plc	73,511	3,244,041
NOV, Inc.	999,361	19,497,533
Schlumberger NV	471,530	22,963,511
		45,705,085
Entertainment - 0.8%
Walt Disney Co. (The)	109,127	10,481,648

Financial Services - 1.5%
Berkshire Hathaway, Inc., Class A*	32	18,496,640

Food Products - 0.8%
Kraft Heinz Co. (The)	262,298	9,739,125

Gas Utilities - 0.3%
UGI Corp.	194,116	4,297,728

Health Care Equipment & Supplies - 3.6%
Becton Dickinson & Co.	46,956	11,213,562
Dentsply Sirona, Inc.	353,557	12,286,106
Medtronic plc	233,051	20,401,285
		43,900,953
Health Care Providers & Services - 8.6%
Elevance Health, Inc.	63,028	31,100,537
HCA Healthcare, Inc.	157,427	47,999,492
Universal Health Services, Inc., Class B	170,425	27,065,194
		106,165,223
Household Products - 2.6%
Colgate-Palmolive Co.	376,279	31,682,692

Insurance - 3.3%
Brown & Brown, Inc.	85,039	6,595,625
Fidelity National Financial, Inc.	158,855	7,947,516
Willis Towers Watson plc	104,185	25,660,765
		40,203,906
Interactive Media & Services - 8.2%
Alphabet, Inc., Class A*	145,960	20,448,996
Alphabet, Inc., Class C*	188,322	26,704,059
Meta Platforms, Inc., Class A*	138,169	53,905,254
		101,058,309
Machinery - 3.3%
Cummins, Inc.	73,903	17,684,988
Deere & Co.	20,543	8,085,314
Flowserve Corp.	378,708	15,121,810
		40,892,112
Media - 3.5%
Comcast Corp., Class A	920,308	42,831,134

Metals & Mining - 2.5%
Agnico Eagle Mines Ltd. (Canada)	82,024	4,031,497
Barrick Gold Corp. (Canada)	552,455	8,618,298
Franco-Nevada Corp. (Canada)	31,259	3,382,003
Newmont Corp.	284,854	9,830,311
Royal Gold, Inc.	38,764	4,434,214
		30,296,323
Office REITs - 0.9%
Boston Properties, Inc., REIT	102,688	6,828,752
Douglas Emmett, Inc., REIT	359,380	4,869,599
		11,698,351
Oil, Gas & Consumable Fuels - 3.1%
Exxon Mobil Corp.	317,531	32,645,362
ONEOK, Inc.	80,792	5,514,054
		38,159,416
Residential REITs - 1.4%
Equity Residential, REIT	296,839	17,866,739

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	132,445	25,477,120
Texas Instruments, Inc.	137,787	22,062,455
		47,539,575
Software - 6.0%
Microsoft Corp.	22,886	9,099,016
Oracle Corp.	425,031	47,475,962
Salesforce, Inc.*	61,730	17,351,686
		73,926,664

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Specialized REITs - 1.6%
Extra Space Storage, Inc., REIT	42,904	6,197,054
Weyerhaeuser Co., REIT	401,701	13,163,742
		19,360,796
Specialty Retail - 0.5%
Ross Stores, Inc.	46,793	6,564,122

Tobacco - 2.7%
Philip Morris International, Inc.	372,296	33,823,092

TOTAL COMMON STOCKS (Cost $527,228,422)		929,109,005

Investments	Ounces	Value ($)
COMMODITIES - 11.9%

Gold bullion* (Cost $78,780,492)	72,529	147,520,509

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.4%

Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Partners LP (Cost $12,353,309)	623,041	16,672,577

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.8%

Banks - 0.1%
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	1,205,000	1,188,973

Financial Services - 0.2%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (a)	3,305,600	2,901,092

Food Products - 0.1%
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	666,000	662,773

Health Care Equipment & Supplies - 0.0% (b)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	540,750

Oil, Gas & Consumable Fuels - 0.4%
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 8/16/2077 (c)	2,600,000	2,503,924
(CME Term SOFR 3 Month + 2.83%), 5.38%, 2/15/2078 (c)	2,750,000	2,562,382
		5,066,306
TOTAL CORPORATE BONDS (Cost $10,236,522)		10,359,894

CONVERTIBLE PREFERRED STOCKS - 0.4%

Banks - 0.4%
Bank of America Corp.
Series L, 7.25%, (d) (Cost $5,693,463)	4,250	5,175,863

SHORT-TERM INVESTMENTS - 10.5%

COMMERCIAL PAPER - 7.9%
Cisco Systems, Inc.
5.39%, 4/12/2024 (a)(e)	12,500,000	12,367,100
Coca-Cola Co. (The)
5.28%, 7/1/2024 (e)	10,000,000	9,782,358
CVS Caremark Corp.
5.42%, 2/1/2024 (e)	10,208,000	10,206,471
Entergy Corp.
5.40%, 2/1/2024 (a)(e)	3,585,000	3,584,463
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (a)(e)	14,600,000	14,597,793
Global Payments, Inc.
5.96%, 2/1/2024 (e)	6,518,000	6,516,919
Microsoft Corp.
5.38%, 3/18/2024 (e)	10,000,000	9,930,993
5.36%, 5/29/2024 (a)(e)	8,000,000	7,861,625
Oracle Corp.
5.44%, 4/30/2024 (e)	10,000,000	9,865,250
Procter & Gamble Co.(The)
5.37%, 4/9/2024 (e)	12,500,000	12,373,332

TOTAL COMMERCIAL PAPER (Cost $97,100,420)		97,086,304

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (b)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (f)
(Cost $27,183)	27,183	27,183

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 2.6%
U.S. Treasury Bills
5.32%, 3/7/2024 (e)	5,000,000	4,974,378
5.43%, 3/21/2024 (e)	9,100,000	9,034,756
5.17%, 5/9/2024 (e)	5,000,000	4,929,595
5.29%, 6/13/2024 (e)	5,000,000	4,906,130
5.14%, 7/18/2024 (e)	9,000,000	8,790,420
TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,634,333)		32,635,279

TOTAL SHORT-TERM INVESTMENTS (Cost $129,761,936)		129,748,766

Total Investments - 100.2% (Cost $764,054,144)		1,238,586,614
Liabilities in excess of other assets - (0.2%)		(2,441,576)
Net Assets - 100.0%		1,236,145,038

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $41,974,846, which represents approximately 3.40% of net assets of the Fund.
(b)	Represents less than 0.05% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.
(d)	Perpetual security. The rate reflected was the rate in effect on January 31, 2024. The maturity date reflects the next call date.
(e)	The rate shown was the current yield as of January 31, 2024.
(f)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
REIT	Real Estate Investment Trust

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	3.2%
Banks	1.6
Capital Markets	3.4
Chemicals	1.3
Commodities	11.9
Consumer Finance	1.3
Consumer Staples Distribution & Retail	0.8
Electronic Equipment, Instruments & Components	1.4
Energy Equipment & Services	3.7
Entertainment	0.8
Financial Services	1.7
Food Products	0.9
Gas Utilities	0.3
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	8.6
Household Products	2.6
Insurance	3.3
Interactive Media & Services	8.2
Machinery	3.3
Media	3.5
Metals & Mining	2.5
Office REITs	0.9
Oil, Gas & Consumable Fuels	4.9
Residential REITs	1.4
Semiconductors & Semiconductor Equipment	3.8
Software	6.0
Specialized REITs	1.6
Specialty Retail	0.5
Tobacco	2.7
Short-Term Investments	10.5
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 84.3%

Australia - 4.8%
Northern Star Resources Ltd.	11,776,996	101,020,803

Canada - 56.8%
Agnico Eagle Mines Ltd.	2,078,824	102,174,636
Alamos Gold, Inc., Class A	8,311,143	100,639,970
B2Gold Corp.	23,333,222	65,082,065
Barrick Gold Corp.	18,561,427	289,558,261
Dundee Precious Metals, Inc. (a)	15,200,008	97,342,459
Franco-Nevada Corp.	917,800	99,299,482
G Mining Ventures Corp.*	1,095,209	1,596,645
Kinross Gold Corp.	3,900,000	21,489,000
MAG Silver Corp.* (a)	6,081,222	54,730,772
Novagold Resources, Inc.* (a)	17,740,710	45,416,218
Orla Mining Ltd.*	7,840,941	26,127,722
Wheaton Precious Metals Corp.	6,340,844	297,195,358
		1,200,652,588
Mexico - 2.2%
Fresnillo plc	4,277,558	28,611,206
Industrias Penoles SAB de CV*	1,403,600	18,458,056
		47,069,262
South Africa - 3.3%
Gold Fields Ltd., ADR	4,641,037	68,687,348

United Kingdom - 4.8%
Anglogold Ashanti plc	5,812,586	102,417,765

United States - 12.4%
Newmont Corp.	4,646,577	160,353,372
Royal Gold, Inc.	891,278	101,953,291
		262,306,663
TOTAL COMMON STOCKS (Cost $1,437,491,040)		1,782,154,429

Investments	Ounces	Value ($)
COMMODITIES - 14.0%

Gold bullion*	83,075	168,970,458
Silver bullion*	5,558,475	126,841,069
TOTAL COMMODITIES (Cost $152,266,452)		295,811,527

Investments	Number of Rights	Value ($)
RIGHTS - 0.1%

Canada - 0.1%
Pan American Silver Corp., CVR, expiring 2/22/2029*
Cost $45,973,715	6,835,667	3,182,345

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.2%

COMMERCIAL PAPER - 2.2%
CVS Caremark Corp.
5.42%, 2/1/2024 (b)	13,556,000	13,553,970
Entergy Corp.
5.40%, 2/1/2024 (b)(c)	4,760,000	4,759,287
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (b)(c)	19,387,000	19,384,069
Global Payments, Inc.
5.96%, 2/1/2024 (b)	8,655,000	8,653,564
TOTAL COMMERCIAL PAPER (Cost $46,358,000)		46,350,890

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (e) (Cost $29,954)	29,954	29,954
TOTAL SHORT-TERM INVESTMENTS (Cost $46,387,954)		46,380,844

Total Investments - 100.6% (Cost $1,682,119,161)		2,127,529,145
Liabilities in excess of other assets - (0.6)%		(12,253,620)
Net Assets - 100.0%		2,115,275,525

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The rate shown was the current yield as of January 31, 2024.
(c)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $24,143,356, which represents approximately 1.14% of net assets of the Fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	14.0%
Metals & Mining	84.4
Short-Term Investments	2.2
Total Investments	100.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2024	Dividend Income
Common Stocks 9.3%
Canada 9.3%
Dundee Precious Metals, Inc.	15,200,008	$93,341,751	$6,655,129	$—	$—	$(2,654,421)	$97,342,459	$519,772
MAG Silver Corp.*	6,081,222	54,322,011	6,687,094	—	—	(6,278,333)	54,730,772	—
Novagold Resources, Inc.*	17,740,710	62,447,299	—	—	—	(17,031,081)	45,416,218	—
Total Common Stocks		210,111,061	13,342,223	—	—	(25,963,835)	197,489,449	519,772
Total		$210,111,061	$13,342,223	$—	$—	$(25,963,835)	$197,489,449	$519,772

*	Non-income producing security.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 61.2%

Brazil - 1.4%
Ambev SA, ADR	6,421,747	16,824,977
Itausa SA (Preference)	3,672,034	7,411,662
		24,236,639
Canada - 4.0%
Agnico Eagle Mines Ltd.	16,806	826,018
Barrick Gold Corp.	90,496	1,411,738
Franco-Nevada Corp.	42,649	4,614,321
Franco-Nevada Corp.	32,962	3,568,137
Imperial Oil Ltd.	238,922	13,781,398
Nutrien Ltd.	87,298	4,353,551
Power Corp. of Canada	883,284	25,747,257
Wheaton Precious Metals Corp. (a)	281,516	13,194,655
		67,497,075
Chile - 1.3%
Cia Cervecerias Unidas SA, ADR	1,327,830	15,814,455
Quinenco SA	2,083,758	7,071,947
		22,886,402
France - 2.3%
Danone SA	229,993	15,322,971
Sanofi SA	161,273	16,150,768
Sodexo SA	54,727	6,173,699
Wendel SE	19,995	1,812,799
		39,460,237
Germany - 1.4%
Brenntag SE	29,533	2,611,013
FUCHS SE (Preference)	341,114	14,952,226
Henkel AG & Co. KGaA (Preference)	81,279	6,230,727
		23,793,966
Hong Kong - 3.2%
CK Asset Holdings Ltd.	2,483,000	11,204,150
Great Eagle Holdings Ltd.	1,345,774	1,981,152
Hongkong Land Holdings Ltd.	2,934,100	9,158,815
Hysan Development Co. Ltd.	1,027,083	1,772,739
Jardine Matheson Holdings Ltd.	720,400	28,927,050
Mandarin Oriental International Ltd.	1,047,200	1,570,800
		54,614,706
Japan - 3.2%
FANUC Corp.	294,600	8,149,336
MS&AD Insurance Group Holdings, Inc.	209,600	8,655,382
Nagaileben Co. Ltd.	22,700	360,194
Nohmi Bosai Ltd.	70,300	1,061,745
Secom Co. Ltd.	203,100	14,741,072
Shimano, Inc.	87,400	12,548,484
Sompo Holdings, Inc.	104,800	5,434,033
USS Co. Ltd.	214,900	4,064,063
		55,014,309
Mexico - 3.0%
Bolsa Mexicana de Valores SAB de CV	403,523	817,526
Coca-Cola Femsa SAB de CV, ADR (a)	187,816	17,831,251
Fomento Economico Mexicano SAB de CV, ADR (a)	153,196	20,764,186
GMexico Transportes SAB de CV (b)	1,116,309	2,550,229
Grupo Mexico SAB de CV, Series B	2,026,562	10,456,902
		52,420,094
Netherlands - 0.8%
HAL Trust	40,521	5,051,043
Heineken Holding NV	113,543	9,527,131
		14,578,174
Norway - 1.0%
Orkla ASA	2,142,238	16,780,425

Singapore - 0.6%
United Overseas Bank Ltd.	292,600	6,167,581
UOL Group Ltd.	764,200	3,548,623
		9,716,204
South Korea - 2.2%
KT&G Corp.	419,335	28,478,826
Samsung Electronics Co. Ltd. (Preference)	227,622	9,959,795
		38,438,621
Sweden - 0.6%
Svenska Handelsbanken AB, Class A	891,201	9,607,451

Switzerland - 4.7%
Cie Financiere Richemont SA (Registered)	168,707	25,058,825
Nestle SA (Registered)	331,974	37,828,639
Schindler Holding AG	61,668	15,360,810
Schindler Holding AG (Registered)	7,544	1,795,781
		80,044,055
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	79,844	9,019,178

Thailand - 0.7%
Bangkok Bank PCL, NVDR	1,467,900	5,833,665
Thai Beverage PCL	17,954,100	7,009,485
		12,843,150
United Kingdom - 8.7%
BAE Systems plc	807,624	12,030,748
Berkeley Group Holdings plc	222,665	13,483,405
British American Tobacco plc	1,246,229	36,743,330
Diageo plc	124,310	4,489,811
Great Portland Estates plc, REIT	327,228	1,721,772
Haleon plc	4,109,584	16,692,166
Lloyds Banking Group plc	11,546,087	6,189,347
Reckitt Benckiser Group plc	216,495	15,652,779
Unilever plc	871,901	42,503,105
		149,506,463
United States - 21.6%
Analog Devices, Inc. (a)	73,648	14,166,929

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Bank of New York Mellon Corp. (The) (a)	296,834	16,462,414
Becton Dickinson & Co. (a)	73,838	17,633,253
Boston Properties, Inc., REIT (a)	125,907	8,372,816
CH Robinson Worldwide, Inc. (a)	129,767	10,912,107
Colgate-Palmolive Co. (a)	368,873	31,059,107
Comcast Corp., Class A (a)	541,473	25,200,153
Douglas Emmett, Inc., REIT	366,396	4,964,666
Elevance Health, Inc. (a)	17,617	8,692,932
Equity Residential, REIT	345,193	20,777,167
Exxon Mobil Corp. (a)	412,370	42,395,760
Fidelity National Financial, Inc.	84,603	4,232,688
Fidelity National Information Services, Inc. (a)	51,600	3,212,616
General Dynamics Corp. (a)	7,297	1,933,632
HCA Healthcare, Inc. (a)	75,005	22,869,024
IDACORP, Inc. (a)	52,533	4,863,505
Kraft Heinz Co. (The)	133,886	4,971,187
Linde plc (a)	6,853	2,774,300
Medtronic plc	224,887	19,686,608
ONEOK, Inc. (a)	77,140	5,264,805
Oracle Corp. (a)	29,638	3,310,565
Philip Morris International, Inc. (a)	318,886	28,970,793
Royal Gold, Inc. (a)	90,423	10,343,487
RPM International, Inc.	6,018	641,880
Schlumberger NV	153,224	7,462,009
Texas Instruments, Inc. (a)	121,579	19,467,229
Truist Financial Corp.	44	1,631
UGI Corp.	74,789	1,655,828
Universal Health Services, Inc., Class B	19,258	3,058,363
US Bancorp (a)	326,193	13,550,057
Walmart, Inc. (a)	56,972	9,414,623
Weyerhaeuser Co., REIT	129,131	4,231,623
		372,553,757
TOTAL COMMON STOCKS (Cost $945,309,654)		1,053,010,906

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 12.1%

U.S. Treasury Bonds
6.63%, 2/15/2027	7,350,000	7,906,705
6.13%, 11/15/2027	21,467,400	23,114,352
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2024	13,800,000	17,693,019
0.25%, 1/15/2025	9,500,000	12,023,503
0.38%, 7/15/2025	12,175,000	15,375,919
0.13%, 4/15/2027	14,230,800	14,634,085
1.25%, 4/15/2028	13,225,000	13,254,360
U.S. Treasury Notes
1.75%, 6/30/2024	4,317,000	4,256,461
3.00%, 7/31/2024	13,200,000	13,062,844
1.75%, 12/31/2024	17,647,000	17,169,290
1.75%, 3/15/2025	8,680,000	8,408,411
2.75%, 6/30/2025	17,750,000	17,344,385
0.38%, 12/31/2025	21,807,700	20,276,049
1.75%, 12/31/2026	6,360,000	5,970,698
4.63%, 9/30/2028 (c)	3,350,000	3,453,379
3.38%, 5/15/2033	12,050,000	11,517,164
3.88%, 8/15/2033 (c)	2,700,000	2,683,969
		208,144,593
TOTAL U.S. TREASURY OBLIGATIONS (Cost 208,744,451)		208,144,593

CORPORATE BONDS - 11.3%

Australia - 0.2%
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026 (d)	1,459,000	1,532,942
Nufarm Australia Ltd.
5.00%, 1/27/2030 (d)	2,595,000	2,374,581
		3,907,523
Canada - 0.8%
Nutrien Ltd.
4.90%, 3/27/2028	866,000	870,316
TransCanada PipeLines Ltd.
(United States SOFR Compounded Index + 1.52%), 6.88%, 3/9/2026 (e)	4,400,000	4,403,552
Transcanada Trust
Series 16-A, 5.88%, 8/15/2076 (e)	9,142,000	8,782,418
		14,056,286
Germany - 0.3%
IHO Verwaltungs GmbH
4.75%, 9/15/2026 (d)	3,879,000	3,792,188
6.00%, 5/15/2027 (d)	1,336,632	1,323,399
		5,115,587
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028‡ (d)	12,624,000	11,079,194

Poland - 0.0% (f)
Canpack SA
3.13%, 11/1/2025 (d)	420,000	401,373

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
United Kingdom - 0.1%
BAT Capital Corp.
3.22%, 9/6/2026	2,425,000	2,321,840

United States - 9.2%
ACCO Brands Corp.
4.25%, 3/15/2029 (d)	6,858,000	6,218,038
American Airlines, Inc.
5.50%, 4/20/2026 (d)	3,200,875	3,165,700
5.75%, 4/20/2029 (d)	502,000	492,979
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	111,441
AMN Healthcare, Inc.
4.63%, 10/1/2027 (d)	2,959,000	2,820,519
Ball Corp.
6.88%, 3/15/2028	2,552,000	2,635,371
Bank of New York Mellon Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 3.75%, 12/20/2026 (e)(g)	9,889,000	8,869,191
Boston Properties LP
REIT, 3.20%, 1/15/2025	1,817,000	1,776,511
Carnival Corp.
4.00%, 8/1/2028 (d)	1,206,000	1,115,565
Centene Corp.
4.25%, 12/15/2027	2,873,000	2,761,832
4.63%, 12/15/2029	450,000	430,721
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (d)	2,282,000	2,155,783
3.75%, 3/15/2029 (d)	1,522,000	1,384,215
CITGO Petroleum Corp.
7.00%, 6/15/2025 (d)	9,457,000	9,455,657
6.38%, 6/15/2026 (d)	5,182,000	5,172,919
CVS Health Corp.
3.88%, 7/20/2025	875,000	861,092
1.30%, 8/21/2027	1,000,000	888,684
4.30%, 3/25/2028	850,000	835,170
DCP Midstream Operating LP
6.45%, 11/3/2036 (d)	773,000	814,784
Delta Air Lines, Inc.
4.50%, 10/20/2025 (d)	3,588,550	3,546,165
DT Midstream, Inc.
4.13%, 6/15/2029 (d)	2,910,000	2,673,556
Edgewell Personal Care Co.
5.50%, 6/1/2028 (d)	1,770,000	1,732,511
4.13%, 4/1/2029 (d)	1,557,000	1,403,340
Embecta Corp.
5.00%, 2/15/2030 (d)	4,893,000	4,003,844
6.75%, 2/15/2030 (d)	2,292,000	1,996,905
Enterprise Products Operating LLC
Series E, (CME Term SOFR 3 Month + 3.29%), 5.25%, 8/16/2077 (e)	3,600,000	3,466,972
Fair Isaac Corp.
4.00%, 6/15/2028 (d)	2,764,000	2,573,991
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	1,700,000	1,715,526
HCA, Inc.
5.38%, 2/1/2025	4,401,000	4,396,949
5.88%, 2/15/2026	3,449,000	3,481,625
3.50%, 9/1/2030	2,788,000	2,529,723
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (d)	3,609,000	3,487,411
REIT, 5.25%, 3/15/2028 (d)	1,005,000	974,655
REIT, 5.00%, 7/15/2028 (d)	1,596,000	1,526,868
REIT, 4.88%, 9/15/2029 (d)	1,322,000	1,235,351
KeyBank NA
4.15%, 8/8/2025	1,775,000	1,735,635
KFC Holding Co.
4.75%, 6/1/2027 (d)	1,472,000	1,440,367
Kraft Heinz Foods Co.
3.00%, 6/1/2026	1,800,000	1,729,074
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	2,625,000	2,580,382
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (d)	2,583,000	2,357,051
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	3,480,000	3,433,714
4.70%, 1/27/2028	3,825,000	3,749,029
Mileage Plus Holdings LLC
6.50%, 6/20/2027 (d)	3,807,696	3,813,394
MSCI, Inc.
4.00%, 11/15/2029 (d)	4,725,000	4,389,668
Post Holdings, Inc.
5.75%, 3/1/2027 (d)	2,867,000	2,853,111
PRA Group, Inc.
7.38%, 9/1/2025 (d)	2,123,000	2,136,417
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029 (d)	4,405,000	4,048,823
Scripps Escrow II, Inc.
5.38%, 1/15/2031 (d)	1,202,000	913,159
SEG Holding LLC
5.63%, 10/15/2028 (d)	5,461,000	5,531,611
Service Corp. International
4.63%, 12/15/2027	699,000	678,205
5.13%, 6/1/2029	857,000	836,646
Taylor Morrison Communities, Inc.
5.13%, 8/1/2030 (d)	2,000,000	1,904,884
Teleflex, Inc.
4.63%, 11/15/2027	2,919,000	2,831,809

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments		Principal Amount ($)	Value ($)
4.25%, 6/1/2028 (d)		782,000	741,860
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (e)(g)		14,157,000	13,512,856
VICI Properties LP
REIT, 5.63%, 5/1/2024 (d)		1,586,000	1,583,531
WESCO Distribution, Inc.
7.25%, 6/15/2028 (d)		2,136,000	2,194,101
			157,706,891
TOTAL CORPORATE BONDS (Cost 195,709,983)			194,588,694

Investments		Ounces	Value ($)

COMMODITIES - 6.4%

Gold bullion*
(Cost $66,803,475)		54,191	110,222,733

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 2.0%

Brazil - 0.3%
Notas do Tesouro Nacional
10.00%, 1/1/2025	BRL	24,000,000	4,876,213

Canada - 0.0% (f)
Province of Quebec
2.50%, 4/20/2026		893,000	858,091

Colombia - 0.2%
Republic of Colombia
3.00%, 1/30/2030		4,290,000	3,564,707

Italy - 0.3%
Republic of Italy
2.38%, 10/17/2024		5,300,000	5,184,513

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
Series M, 10.00%, 12/5/2024	MXN	45,000,000	2,598,504
Series M, 5.75%, 3/5/2026	MXN	111,800,000	5,988,996
			8,587,500
Romania - 0.1%
Romania Government Bond
6.63%, 2/17/2028 (d)		850,000	879,878

Saudi Arabia - 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (d)		1,750,000	1,752,097

Singapore - 0.3%
Republic of Singapore
1.25%, 11/1/2026	SGD	7,592,000	5,408,062

South Korea - 0.2%
Republic of Korea
1.25%, 3/10/2026	KRW	4,480,550,000	3,220,683

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost 34,364,140)			34,331,744

Investments		Shares	Value ($)
PREFERRED STOCKS - 1.6%

United States - 1.6%
Charles Schwab Corp. (The)
Series D, 5.95%, (g)		46,239	1,173,083
General American Investors Co., Inc.
Series B, 5.95%, (g)		4,712	118,271
MetLife, Inc.
Series A, (SOFR 3 Month + 1.00%, 4.00% Floor), 6.65%, (e)(g)		128,986	3,078,896
Northern Trust Corp.
Series E, 4.70%, (g)		135,349	2,999,334
State Street Corp.
Series G, 5.35%, (e)(g)		100,371	2,429,982
Truist Financial Corp.
Series R, 4.75%, (g)		499,123	10,741,127
US Bancorp
Series A, (CME Term SOFR 3 Month + 1.28%), 6.60%, (e)(g)		5,200	4,368,052
Series B, (CME Term SOFR 3 Month + 0.86%, 1.02% Floor), 6.18%, (e)(g)		153,884	3,250,030
TOTAL PREFERRED STOCKS (Cost 29,007,091)			28,158,775

Investments		Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 1.5%

United States - 1.5%
Bank of America Corp.
Series L, 7.25%, (g)		10,496	12,782,554
Wells Fargo & Co.
Series L, 7.50%, (g)		11,123	13,458,830
			26,241,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost 30,438,618)			26,241,384

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.2%

United States - 1.2%
Enterprise Products Partners LP (Cost $15,109,296)	784,848	21,002,533

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 0.2%

United States - 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027 (Cost $3,964,913)	3,980,164	4,014,554

LOAN ASSIGNMENTS - 0.2%

United States - 0.2%
Aramark Intermediate HoldCo Corp., Term Loan B-5
(SOFR 1 month + 2.50%), 7.95%, 4/6/2028 (e) (Cost $2,500,000)	2,500,000	2,500,625

SHORT-TERM INVESTMENTS - 2.1%

COMMERCIAL PAPER - 2.1%
CVS Caremark Corp.
5.42%, 2/1/2024 (h)	10,559,000	10,557,419
Entergy Corp.
5.40%, 2/1/2024 (d)(h)	3,708,000	3,707,445
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (d)(h)	15,102,000	15,099,717
Global Payments, Inc.
5.96%, 2/1/2024 (h)	6,742,000	6,740,881
TOTAL COMMERCIAL PAPER (Cost $36,111,000)		36,105,462

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (i) (Cost $10,355)	10,355	10,355

TOTAL SHORT-TERM INVESTMENTS (Cost $36,121,355)		36,115,817

Total Investments - 99.8% (Cost $1,568,072,976)		1,718,332,358
Other assets less liabilities - 0.2%		2,635,797
Net Assets - 100.0%		1,720,968,155

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $133,801,547, which represents approximately 7.77% of net assets of the Fund.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2024.
(f)	Represents less than 0.05% of net assets.
(g)	Perpetual security. The rate reflected was the rate in effect on January 31, 2024. The maturity date reflects the next call date.
(h)	The rate shown was the current yield as of January 31, 2024.
(i)	Represents 7-day effective yield as of January 31, 2024.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,756,382	EUR	1,599,000	UBS AG	2/21/2024	$26,938
USD	1,104,391	JPY	160,920,000	UBS AG	2/21/2024	7,698
USD	772,864	EUR	703,000	Bank of New York Mellon	3/13/2024	11,831
USD	7,202,894	EUR	6,638,000	Goldman Sachs	4/17/2024	6,260
USD	1,455,808	JPY	207,278,000	Goldman Sachs	4/17/2024	30,802
USD	7,645,237	EUR	6,993,000	JPMorgan Chase Bank	6/5/2024	47,981
Total unrealized appreciation						131,510
USD	5,864,887	EUR	5,497,000	UBS AG	2/21/2024	(80,548)
USD	6,856,908	EUR	6,393,000	Bank of New York Mellon	3/13/2024	(63,834)
USD	1,637,573	JPY	242,205,000	Bank of New York Mellon	3/13/2024	(18,621)
USD	2,460,956	GBP	1,958,000	Goldman Sachs	4/17/2024	(21,783)
USD	3,084,780	GBP	2,436,000	JPMorgan Chase Bank	6/5/2024	(4,393)
USD	1,481,047	JPY	215,071,000	JPMorgan Chase Bank	6/5/2024	(8,287)
Total unrealized depreciation						(197,466)
Net unrealized depreciation						$(65,956)

Abbreviations
ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Written Call Options Contracts as of January 31, 2024 :

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Analog Devices, Inc.	Exchange Traded	92	USD	(1,769,712)	USD	220.00	6/21/2024	(36,340)
Analog Devices, Inc.	Exchange Traded	87	USD	(1,673,532)	USD	240.00	6/21/2024	(9,135)
Bank of New York Mellon Corp. (The)	Exchange Traded	382	USD	(2,118,572)	USD	52.50	3/15/2024	(168,080)
Bank of New York Mellon Corp. (The)	Exchange Traded	329	USD	(1,824,634)	USD	55.00	2/16/2024	(42,770)
Bank of New York Mellon Corp. (The)	Exchange Traded	702	USD	(3,893,292)	USD	55.00	6/21/2024	(247,806)
Bank of New York Mellon Corp. (The)	Exchange Traded	330	USD	(1,830,180)	USD	60.00	6/21/2024	(42,900)
Bank of New York Mellon Corp. (The)	Exchange Traded	314	USD	(1,741,444)	USD	65.00	6/21/2024	(10,990)
Bank of New York Mellon Corp. (The)	Exchange Traded	311	USD	(1,724,806)	USD	75.00	1/17/2025	(14,773)
Becton Dickinson & Co.	Exchange Traded	68	USD	(1,623,908)	USD	275.00	3/15/2024	(13,940)
Becton Dickinson & Co.	Exchange Traded	138	USD	(3,295,578)	USD	290.00	6/21/2024	(15,180)
Boston Properties, Inc., REIT	Exchange Traded	237	USD	(1,576,050)	USD	90.00	7/19/2024	(16,590)
Boston Properties, Inc., REIT	Exchange Traded	242	USD	(1,609,300)	USD	95.00	4/19/2024	(44,770)
Boston Properties, Inc., REIT	Exchange Traded	250	USD	(1,662,500)	USD	95.00	1/17/2025	(38,125)
Boston Properties, Inc., REIT	Exchange Traded	242	USD	(1,609,300)	USD	100.00	6/21/2024	(4,840)
CH Robinson Worldwide, Inc.	Exchange Traded	402	USD	(3,380,418)	USD	105.00	5/17/2024	(50,250)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	200	USD	(1,898,800)	USD	90.00	5/17/2024	(180,000)
Coca-Cola Femsa SAB de CV, ADR	Exchange Traded	187	USD	(1,775,378)	USD	100.00	2/16/2024	(9,350)
Colgate-Palmolive Co.	Exchange Traded	433	USD	(3,645,860)	USD	85.00	5/17/2024	(121,240)
Colgate-Palmolive Co.	Exchange Traded	214	USD	(1,801,880)	USD	85.00	8/16/2024	(89,880)
Colgate-Palmolive Co.	Exchange Traded	215	USD	(1,810,300)	USD	90.00	6/21/2024	(29,025)
Colgate-Palmolive Co.	Exchange Traded	218	USD	(1,835,560)	USD	95.00	6/21/2024	(9,265)
Colgate-Palmolive Co.	Exchange Traded	205	USD	(1,726,100)	USD	95.00	8/16/2024	(15,888)
Comcast Corp., Class A	Exchange Traded	400	USD	(1,861,600)	USD	55.00	6/21/2024	(12,800)
Comcast Corp., Class A	Exchange Traded	400	USD	(1,861,600)	USD	65.00	1/17/2025	(13,600)
Elevance Health, Inc.	Exchange Traded	39	USD	(1,924,416)	USD	520.00	3/15/2024	(16,224)
Elevance Health, Inc.	Exchange Traded	35	USD	(1,727,040)	USD	530.00	2/16/2024	(3,588)
Elevance Health, Inc.	Exchange Traded	35	USD	(1,727,040)	USD	550.00	3/15/2024	(2,380)
Exxon Mobil Corp.	Exchange Traded	169	USD	(1,737,489)	USD	115.00	5/17/2024	(24,674)
Exxon Mobil Corp.	Exchange Traded	169	USD	(1,737,489)	USD	125.00	12/20/2024	(43,433)
Fidelity National Information Services, Inc.	Exchange Traded	516	USD	(3,212,616)	USD	72.50	6/21/2024	(77,400)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	140	USD	(1,897,560)	USD	125.00	4/19/2024	(197,400)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	133	USD	(1,802,682)	USD	130.00	4/19/2024	(137,655)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	254	USD	(3,442,716)	USD	150.00	4/19/2024	(45,720)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	133	USD	(1,802,682)	USD	155.00	4/19/2024	(27,596)
Fomento Economico Mexicano SAB de CV, ADR	Exchange Traded	128	USD	(1,734,912)	USD	180.00	7/19/2024	(35,200)
General Dynamics Corp.	Exchange Traded	72	USD	(1,907,928)	USD	280.00	1/17/2025	(114,480)
HCA Healthcare, Inc.	Exchange Traded	66	USD	(2,012,340)	USD	320.00	6/21/2024	(93,060)
HCA Healthcare, Inc.	Exchange Traded	121	USD	(3,689,290)	USD	325.00	3/15/2024	(38,720)
HCA Healthcare, Inc.	Exchange Traded	59	USD	(1,798,910)	USD	330.00	3/15/2024	(13,511)
HCA Healthcare, Inc.	Exchange Traded	118	USD	(3,597,820)	USD	330.00	9/20/2024	(201,190)
HCA Healthcare, Inc.	Exchange Traded	66	USD	(2,012,340)	USD	350.00	6/21/2024	(34,650)
HCA Healthcare, Inc.	Exchange Traded	64	USD	(1,951,360)	USD	370.00	6/21/2024	(17,760)
IDACORP, Inc.	Exchange Traded	175	USD	(1,620,150)	USD	110.00	2/16/2024	(84,000)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Linde plc	Exchange Traded	68	USD	(2,752,844)	USD	370.00	6/21/2024	(317,220)
ONEOK, Inc.	Exchange Traded	487	USD	(3,323,775)	USD	80.00	4/19/2024	(9,740)
Oracle Corp.	Exchange Traded	155	USD	(1,731,350)	USD	150.00	6/21/2024	(7,595)
Philip Morris International, Inc.	Exchange Traded	182	USD	(1,653,470)	USD	110.00	6/21/2024	(2,275)
Philip Morris International, Inc.	Exchange Traded	187	USD	(1,698,895)	USD	120.00	1/17/2025	(4,862)
Royal Gold, Inc.	Exchange Traded	137	USD	(1,567,143)	USD	155.00	4/19/2024	(10,617)
Royal Gold, Inc.	Exchange Traded	145	USD	(1,658,655)	USD	160.00	4/19/2024	(33,350)
Royal Gold, Inc.	Exchange Traded	141	USD	(1,612,899)	USD	170.00	6/21/2024	(18,330)
Royal Gold, Inc.	Exchange Traded	145	USD	(1,658,655)	USD	175.00	7/19/2024	(17,038)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	170	USD	(1,920,320)	USD	110.00	2/16/2024	(75,990)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Exchange Traded	150	USD	(1,694,400)	USD	125.00	3/15/2024	(13,500)
Texas Instruments, Inc.	Exchange Traded	96	USD	(1,537,152)	USD	220.00	6/21/2024	(1,632)
Texas Instruments, Inc.	Exchange Traded	98	USD	(1,569,176)	USD	230.00	6/21/2024	(1,029)
US Bancorp	Exchange Traded	378	USD	(1,570,212)	USD	60.00	6/21/2024	(4,158)
Walmart, Inc.	Exchange Traded	111	USD	(1,834,275)	USD	170.00	2/16/2024	(6,660)
Walmart, Inc.	Exchange Traded	107	USD	(1,768,175)	USD	190.00	4/19/2024	(3,638)
Walmart, Inc.	Exchange Traded	111	USD	(1,834,275)	USD	190.00	6/21/2024	(11,877)
Wheaton Precious Metals Corp.	Exchange Traded	360	USD	(1,687,320)	USD	70.00	6/21/2024	(7,560)
								(2,993,249)
Total Written Options Contracts (Premiums Received ($1,880,590))								(2,993,249)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.8%
Air Freight & Logistics	0.6
Automobile Components	0.3
Banks	6.7
Beverages	5.4
Capital Markets	2.2
Chemicals	1.5
Commercial Services & Supplies	1.2
Commodities	6.4
Consumer Finance	0.1
Consumer Staples Distribution & Retail	0.9
Containers & Packaging	0.2
Diversified Consumer Services	0.1
Diversified REITs	0.1
Electric Utilities	0.3
Electronic Equipment, Instruments & Components	0.1
Energy Equipment & Services	0.4
Financial Services	1.2
Food & Staples Retailing	0.1
Food Products	4.8
Foreign Government Securities	2.0
Gas Utilities	0.1
Ground Transportation	0.1
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	0.6
Household Durables	0.9
Household Products	3.1
Industrial Conglomerates	2.1
Insurance	2.7
Leisure Products	0.7
Life Sciences Tools & Services	0.2
Machinery	1.7
Media	1.5
Metals & Mining	2.6
Office REITs	1.0
Oil, Gas & Consumable Fuels	6.9
Passenger Airlines	0.9
Personal Care Products	3.6
Pharmaceuticals	0.9
Professional Services	0.2
Real Estate Management & Development	1.6
Residential REITs	1.2
Semiconductors & Semiconductor Equipment	2.5
Software	0.3
Specialized REITs	0.7
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.6
Textiles, Apparel & Luxury Goods	1.5
Tobacco	5.6
Trading Companies & Distributors	0.3
U.S. Treasury Obligations	12.1
Short-Term Investments	2.1
Total Investments	99.8%

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.7%

Air Freight & Logistics - 4.9%
CH Robinson Worldwide, Inc.	94,920	7,981,823
Expeditors International of Washington, Inc.	91,798	11,596,841
		19,578,664
Beverages - 2.7%
PepsiCo, Inc.	63,814	10,754,573

Capital Markets - 2.6%
Bank of New York Mellon Corp. (The)	188,837	10,472,900

Electronic Equipment, Instruments & Components - 4.6%
TE Connectivity Ltd.	130,363	18,536,315

Food Products - 0.5%
Nestle SA (Registered)	16,950	1,931,463

Health Care Equipment & Supplies - 10.1%
Becton Dickinson & Co.	65,370	15,611,010
Medtronic plc	282,270	24,709,916
		40,320,926
Health Care Providers & Services - 8.6%
HCA Healthcare, Inc.	48,630	14,827,287
UnitedHealth Group, Inc.	38,665	19,786,427
		34,613,714
Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.	50,703	4,716,900

Household Products - 3.5%
Colgate-Palmolive Co.	168,171	14,159,998

Insurance - 1.2%
Fidelity National Financial, Inc.	99,336	4,969,780

Interactive Media & Services - 9.0%
Alphabet, Inc., Class A*	155,202	21,743,800
Meta Platforms, Inc., Class A*	36,476	14,230,747
		35,974,547
IT Services - 0.2%
Accenture plc, Class A	2,702	983,204

Machinery - 4.2%
Schindler Holding AG (Switzerland)	67,944	16,924,092

Media - 6.6%
Comcast Corp., Class A	570,094	26,532,175

Oil, Gas & Consumable Fuels - 4.6%
Exxon Mobil Corp.	117,006	12,029,387
ONEOK, Inc.	94,208	6,429,696
		18,459,083
Pharmaceuticals - 0.2%
Merck KGaA (Germany)	4,233	694,532

Semiconductors & Semiconductor Equipment - 7.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	44,146	4,986,732
Texas Instruments, Inc.	148,848	23,833,542
		28,820,274
Software - 7.6%
Microsoft Corp.	15,292	6,079,794
Oracle Corp.	218,229	24,376,179
		30,455,973
Specialized REITs - 2.9%
Extra Space Storage, Inc., REIT	79,126	11,428,959

Specialty Retail - 7.9%
Home Depot, Inc. (The)	55,910	19,733,993
Ross Stores, Inc.	85,056	11,931,656
		31,665,649
Tobacco - 4.4%
British American Tobacco plc (United Kingdom)	130,640	3,851,739
Philip Morris International, Inc.	152,190	13,826,461
		17,678,200
TOTAL COMMON STOCKS (Cost $300,094,620)		379,671,921

MASTER LIMITED PARTNERSHIPS - 2.3%

Oil, Gas & Consumable Fuels - 2.3%
Enterprise Products Partners LP (Cost $8,814,357)	352,542	9,434,024

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.5%

COMMERCIAL PAPER - 1.5%
CVS Caremark Corp.
5.42%, 2/1/2024 (a)	1,730,000	1,729,741
Entergy Corp.
5.40%, 2/1/2024 (a)(b)	608,000	607,909
General Motors Financial Co., Inc.
5.43%, 2/1/2024 (a)(b)	2,476,000	2,475,626
Global Payments, Inc.
5.96%, 2/1/2024 (a)	1,105,000	1,104,817
TOTAL COMMERCIAL PAPER (Cost $5,919,000)		5,918,093

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (d)
(Cost $2,726)	2,726	2,726

TOTAL SHORT-TERM INVESTMENTS (Cost $5,921,726)		5,920,819

Total Investments - 98.5% (Cost $314,830,703)		395,026,764
Other assets less liabilities - 1.5%		5,910,265
Net Assets - 100.0%		400,937,029

*	Non-income producing security.
(a)	The rate shown was the current yield as of January 31, 2024.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $3,083,535, which represents approximately 0.77% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Rising Dividend Fund
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	4.9%
Beverages	2.7
Capital Markets	2.6
Electronic Equipment, Instruments & Components	4.6
Food Products	0.5
Health Care Equipment & Supplies	10.1
Health Care Providers & Services	8.6
Hotels, Restaurants & Leisure	1.2
Household Products	3.5
Insurance	1.2
Interactive Media & Services	9.0
IT Services	0.2
Machinery	4.2
Media	6.6
Oil, Gas & Consumable Fuels	6.9
Pharmaceuticals	0.2
Semiconductors & Semiconductor Equipment	7.2
Software	7.6
Specialized REITs	2.9
Specialty Retail	7.9
Tobacco	4.4
Short-Term Investments	1.5
Total Investments	98.5%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 94.2%

Aerospace & Defense - 4.0%
AAR Corp.*	164,638	10,013,283
Astronics Corp.*	318,211	5,380,948
Curtiss-Wright Corp.	37,943	8,444,974
Ducommun, Inc.*	190,541	9,403,198
Hexcel Corp.	107,169	7,114,950
Kratos Defense & Security Solutions, Inc.*	221,155	3,744,154
Leonardo DRS, Inc.*	320,320	6,217,411
Triumph Group, Inc.*	568,329	9,206,930
V2X, Inc.*	191,336	7,441,057
		66,966,905
Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc.*	365,318	5,658,776
GXO Logistics, Inc.*	165,817	9,017,129
Radiant Logistics, Inc.*	480,038	2,947,433
		17,623,338
Automobile Components - 1.0%
Goodyear Tire & Rubber Co. (The)*	878,399	12,244,882
Modine Manufacturing Co.*	66,815	4,616,248
		16,861,130
Banks - 2.7%
Ameris Bancorp	204,861	10,169,300
Axos Financial, Inc.*	162,050	8,982,432
Dime Community Bancshares, Inc.	302,104	6,890,992
Old National Bancorp	336,218	5,537,511
Seacoast Banking Corp. of Florida	424,199	10,418,327
Valley National Bancorp	417,908	4,020,275
		46,018,837
Beverages - 0.1%
Duckhorn Portfolio, Inc. (The)*	272,721	2,353,582

Biotechnology - 1.2%
CareDx, Inc.*	960,714	8,223,712
Ironwood Pharmaceuticals, Inc.*	812,072	11,523,302
		19,747,014
Building Products - 3.0%
AZEK Co., Inc. (The)*	126,572	4,880,616
Gibraltar Industries, Inc.*	86,413	6,992,540
Insteel Industries, Inc.	239,667	8,299,668
Janus International Group, Inc.*	619,960	8,772,434
JELD-WEN Holding, Inc.*	300,150	5,582,790
Masonite International Corp.*	50,930	4,688,106
PGT Innovations, Inc.*	97,526	4,020,022
Quanex Building Products Corp.	230,949	7,210,228
		50,446,404
Capital Markets - 1.2%
B Riley Financial, Inc.	131,360	3,076,451
Evercore, Inc., Class A	55,535	9,537,026
Moelis & Co., Class A	91,967	5,055,426
Perella Weinberg Partners	244,862	2,877,128
		20,546,031
Chemicals - 4.1%
AdvanSix, Inc.	412,109	10,459,326
American Vanguard Corp.	239,832	2,618,965
Ashland, Inc.	66,706	6,245,016
Huntsman Corp.	478,591	11,744,623
Intrepid Potash, Inc.*	413,925	7,616,220
LSB Industries, Inc.*	981,424	7,301,795
Mativ Holdings, Inc.	338,992	4,078,074
Minerals Technologies, Inc.	59,913	3,915,315
Stepan Co.	58,668	5,237,292
Tronox Holdings plc, Class A	652,437	8,997,106
		68,213,732
Commercial Services & Supplies - 2.2%
ARC Document Solutions, Inc.	98,655	291,032
CECO Environmental Corp.*	498,202	9,630,245
Driven Brands Holdings, Inc.*	122,843	1,610,472
Interface, Inc.	22,998	285,405
Performant Financial Corp.*	2,008,617	5,664,300
Quest Resource Holding Corp.*	323,742	2,233,820
Stericycle, Inc.*	219,911	10,555,728
VSE Corp.	117,385	7,290,782
		37,561,784
Communications Equipment - 2.4%
ADTRAN Holdings, Inc.	1,189,796	7,454,072
Aviat Networks, Inc.*	181,294	5,408,000
Ceragon Networks Ltd. (Israel)*	511,584	1,258,497
Comtech Telecommunications Corp.*	484,659	3,067,892
Digi International, Inc.*	277,123	6,736,860
Lantronix, Inc.*	493,224	2,998,802
NETGEAR, Inc.*	147,232	2,090,694
NetScout Systems, Inc.*	191,893	4,127,618
Viavi Solutions, Inc.*	664,620	6,533,215
		39,675,650
Construction & Engineering - 0.7%
Ameresco, Inc., Class A*	93,155	1,903,156
Arcosa, Inc.	99,281	7,771,717
Orion Group Holdings, Inc.*	343,989	1,946,978
		11,621,851
Consumer Staples Distribution & Retail - 0.9%
Chefs' Warehouse, Inc. (The)*	453,242	14,422,160
Natural Grocers by Vitamin Cottage, Inc.	77,019	1,151,434
		15,573,594
Containers & Packaging - 0.9%
Sealed Air Corp.	312,333	10,791,105
TriMas Corp.	146,942	3,626,529
		14,417,634
Diversified Consumer Services - 0.7%
Chegg, Inc.*	267,113	2,631,063
Lincoln Educational Services Corp.*	522,615	4,682,631

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Universal Technical Institute, Inc. *	368,084	5,197,346
		12,511,040
Diversified REITs - 0.8%
Alexander & Baldwin, Inc., REIT	185,043	3,204,945
Armada Hoffler Properties, Inc., REIT	841,804	10,067,976
		13,272,921
Electrical Equipment - 1.1%
Encore Wire Corp.	8,355	1,884,052
EnerSys	47,003	4,492,077
Generac Holdings, Inc.*	58,565	6,657,084
GrafTech International Ltd.	500,637	665,847
LSI Industries, Inc.	325,733	4,449,513
		18,148,573
Electronic Equipment, Instruments & Components - 4.6%
Advanced Energy Industries, Inc.	100,851	10,506,657
Airgain, Inc.*	370,600	1,537,990
Avnet, Inc.	186,693	8,457,193
Belden, Inc.	84,995	6,304,929
Benchmark Electronics, Inc.	267,149	7,245,081
Coherent Corp.*	188,664	8,969,087
Fabrinet (Thailand)*	8,359	1,784,730
Iteris, Inc.*	458,059	2,207,844
Kimball Electronics, Inc.*	209,150	4,973,587
Plexus Corp.*	54,111	5,125,394
Sanmina Corp.*	170,048	10,172,271
SmartRent, Inc.*	1,117,592	3,296,897
TTM Technologies, Inc.*	548,802	7,633,836
		78,215,496
Energy Equipment & Services - 2.0%
Bristow Group, Inc.*	69,264	1,827,184
DMC Global, Inc.*	169,972	2,892,923
Helix Energy Solutions Group, Inc.*	267,887	2,518,138
Helmerich & Payne, Inc.	93,631	3,769,584
KLX Energy Services Holdings, Inc.*	122,648	1,192,139
Liberty Energy, Inc., Class A	88,762	1,845,362
NOV, Inc.	182,764	3,565,726
Oil States International, Inc.*	873,239	5,387,885
ProPetro Holding Corp.*	445,668	3,770,351
RPC, Inc.	270,656	1,978,495
US Silica Holdings, Inc.*	411,359	4,409,769
		33,157,556
Financial Services - 2.2%
International Money Express, Inc.*	244,956	5,046,094
MGIC Investment Corp.	574,817	11,404,369
NMI Holdings, Inc., Class A*	339,493	10,836,617
Radian Group, Inc.	353,335	10,239,648
		37,526,728
Food Products - 1.4%
Hain Celestial Group, Inc. (The)*	662,130	7,091,413
Ingredion, Inc.	84,765	9,118,171
Real Good Food Co., Inc. (The), Class A*	349,620	405,559
Utz Brands, Inc.	404,136	7,153,207
		23,768,350
Ground Transportation - 1.5%
Daseke, Inc.*	865,492	7,045,105
Heartland Express, Inc.	601,998	7,795,874
Werner Enterprises, Inc.	254,666	10,072,040
		24,913,019
Health Care Equipment & Supplies - 3.5%
Accuray, Inc.*	892,460	2,311,471
Artivion, Inc.*	490,474	8,200,725
Embecta Corp.	551,121	9,446,214
Enovis Corp.*	227,659	13,363,583
Neuronetics, Inc.*	719,563	2,446,514
QuidelOrtho Corp.*	186,813	12,798,559
Varex Imaging Corp.*	317,102	6,110,556
Zimvie, Inc.*	236,689	4,137,324
		58,814,946
Health Care Providers & Services - 5.0%
Acadia Healthcare Co., Inc.*	114,867	9,435,175
AdaptHealth Corp.*	467,778	3,377,357
Addus HomeCare Corp.*	46,546	4,030,884
Brookdale Senior Living, Inc.*	952,401	5,209,634
Community Health Systems, Inc.*	1,483,184	5,443,285
InfuSystem Holdings, Inc.*	517,331	4,774,965
Option Care Health, Inc.*	139,104	4,345,609
Owens & Minor, Inc.*	267,927	5,280,841
Patterson Cos., Inc.	199,545	5,958,414
Pennant Group, Inc. (The)*	359,008	5,388,710
Quipt Home Medical Corp.*	655,996	3,083,181
RadNet, Inc.*	70,454	2,604,684
Select Medical Holdings Corp.	219,993	5,717,618
Surgery Partners, Inc.*	285,148	8,751,192
Tenet Healthcare Corp.*	131,393	10,871,457
		84,273,006
Health Care REITs - 0.5%
Physicians Realty Trust, REIT	705,232	8,632,040

Health Care Technology - 0.7%
HealthStream, Inc.	409,848	10,910,154
iCAD, Inc.*	627,366	846,944
		11,757,098
Hotels, Restaurants & Leisure - 5.0%
BJ's Restaurants, Inc.*	184,983	6,402,262
Bloomin' Brands, Inc.	150,796	4,014,190
Cheesecake Factory, Inc. (The)	353,854	12,161,962
Chuy's Holdings, Inc.*	262,298	8,868,295
Cracker Barrel Old Country Store, Inc.	120,730	9,338,465
Denny's Corp.*	862,377	9,167,068
Dine Brands Global, Inc.	232,028	10,824,106
El Pollo Loco Holdings, Inc.*	133,843	1,239,386
ONE Group Hospitality, Inc. (The)*	933,274	4,106,406
Potbelly Corp.*	737,222	9,274,253

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Red Robin Gourmet Burgers, Inc.* (a)	848,602	8,638,768
		84,035,161
Household Durables - 4.4%
Beazer Homes USA, Inc.*	238,487	7,571,962
Cavco Industries, Inc.*	11,266	3,739,411
Century Communities, Inc.	77,350	6,706,245
Dixie Group, Inc. (The)*	95,925	57,555
Ethan Allen Interiors, Inc.	47,124	1,372,722
Helen of Troy Ltd.*	74,628	8,544,906
Installed Building Products, Inc.	41,969	8,177,660
LGI Homes, Inc.*	70,600	8,331,506
MDC Holdings, Inc.	85,891	5,375,059
Skyline Champion Corp.*	76,918	5,267,345
Snap One Holdings Corp.*	169,478	1,338,876
Sonos, Inc.*	325,052	5,064,310
Taylor Morrison Home Corp.*	67,811	3,535,665
Toll Brothers, Inc.	34,508	3,428,370
Universal Electronics, Inc.*	194,902	1,728,781
Vizio Holding Corp., Class A*	581,036	4,067,252
		74,307,625
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	69,912	5,496,481

Insurance - 3.3%
Citizens, Inc.*	231,695	648,746
First American Financial Corp.	158,555	9,568,794
Kemper Corp.	232,975	13,978,500
Lincoln National Corp.	294,456	8,082,817
Old Republic International Corp.	358,119	10,041,657
Stewart Information Services Corp.	215,895	13,312,086
		55,632,600
Interactive Media & Services - 1.0%
Cars.com, Inc.*	238,244	4,152,593
DHI Group, Inc.*	157,560	360,813
EverQuote, Inc., Class A*	541,989	6,845,321
QuinStreet, Inc.*	473,345	5,997,281
		17,356,008
IT Services - 0.3%
Backblaze, Inc., Class A*	631,808	5,180,826

Leisure Products - 0.2%
AMMO, Inc.*	189,272	410,720
Clarus Corp.	412,784	2,443,681
		2,854,401
Life Sciences Tools & Services - 0.4%
Fortrea Holdings, Inc.*	210,501	6,517,111

Machinery - 4.1%
Astec Industries, Inc.	208,997	7,440,293
Barnes Group, Inc.	399,223	13,218,274
Columbus McKinnon Corp.	153,445	5,995,096
Enpro, Inc.	59,908	8,949,057
Gencor Industries, Inc.*	59,592	929,635
Graham Corp.*	256,160	4,984,874
John Bean Technologies Corp.	61,574	6,081,048
Luxfer Holdings plc (United Kingdom)	220,109	1,811,497
Manitex International, Inc.*	276,030	2,064,704
Park-Ohio Holdings Corp.	100,942	2,497,305
Shyft Group, Inc. (The)	428,777	4,643,655
Trinity Industries, Inc.	433,763	10,904,802
		69,520,240
Media - 0.0% (b)
Marchex, Inc., Class B*	313,459	426,304

Metals & Mining - 3.7%
Carpenter Technology Corp.	130,306	8,025,546
Century Aluminum Co.*	763,478	8,512,780
Coeur Mining, Inc.*	2,054,881	5,527,630
Commercial Metals Co.	163,626	8,544,550
Compass Minerals International, Inc.	54,107	1,216,866
Ferroglobe plc*	1,468,702	7,431,632
Haynes International, Inc.	175,325	9,760,343
Hecla Mining Co.	1,049,280	3,997,757
Kaiser Aluminum Corp.	152,485	9,896,276
		62,913,380
Multi-Utilities - 0.7%
Black Hills Corp.	211,891	10,967,478

Office REITs - 0.4%
Cousins Properties, Inc., REIT	116,367	2,665,968
Highwoods Properties, Inc., REIT	199,893	4,591,542
		7,257,510
Oil, Gas & Consumable Fuels - 3.3%
Dorian LPG Ltd.	222,728	8,338,936
Matador Resources Co.	204,618	11,231,482
Navigator Holdings Ltd.	470,309	7,571,975
PBF Energy, Inc., Class A	142,811	7,213,384
Permian Resources Corp.	563,112	7,590,750
Riley Exploration Permian, Inc.	116,602	2,590,896
SM Energy Co.	91,581	3,395,823
Vital Energy, Inc.*	163,378	7,160,858
		55,094,104
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	173,500	11,546,425

Passenger Airlines - 0.4%
Alaska Air Group, Inc.*	66,033	2,365,962
Allegiant Travel Co.	63,197	4,954,645
		7,320,607
Pharmaceuticals - 0.2%
Pacira BioSciences, Inc.*	89,280	2,909,635
Societal CDMO, Inc.*	1,162,917	384,693
		3,294,328
Professional Services - 0.2%
Asure Software, Inc.*	257,316	2,274,673
GEE Group, Inc.*	872,750	408,447
		2,683,120

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Retail REITs - 1.0%
Macerich Co. (The), REIT	193,464	3,054,797
Tanger, Inc., REIT	70,060	1,884,614
Whitestone REIT, REIT	913,463	11,801,942
		16,741,353
Semiconductors & Semiconductor Equipment - 6.9%
Alpha & Omega Semiconductor Ltd.*	402,214	10,320,811
Amkor Technology, Inc.	390,613	12,366,808
Amtech Systems, Inc.*	542,830	2,214,746
Cohu, Inc.*	203,148	6,472,295
Diodes, Inc.*	68,682	4,623,672
FormFactor, Inc.*	130,518	5,060,183
Ichor Holdings Ltd.*	381,701	13,817,576
inTEST Corp.*	435,998	5,201,456
Kulicke & Soffa Industries, Inc. (Singapore)	177,900	8,951,928
MKS Instruments, Inc.	125,161	13,323,388
Onto Innovation, Inc.*	34,689	5,602,274
SMART Global Holdings, Inc.*	278,914	5,480,660
Ultra Clean Holdings, Inc.*	372,979	14,247,798
Veeco Instruments, Inc.*	250,204	7,976,504
		115,660,099
Software - 1.4%
Everbridge, Inc.*	179,047	4,003,491
SecureWorks Corp., Class A*	810,805	5,586,446
Upland Software, Inc *	828,750	3,439,312
Yext, Inc.*	571,676	3,390,039
Zeta Global Holdings Corp., Class A*	761,573	7,372,027
		23,791,315
Specialized REITs - 0.2%
Outfront Media, Inc., REIT	231,068	3,008,505

Specialty Retail - 2.5%
Aaron's Co., Inc. (The)	200,413	2,062,250
Academy Sports & Outdoors, Inc.	70,286	4,409,041
CarParts.com, Inc.*	748,626	2,013,804
Container Store Group, Inc. (The)*	826,363	1,346,971
Haverty Furniture Cos., Inc.	13,799	467,786
Lithia Motors, Inc., Class A	23,868	7,037,480
RH*	13,829	3,505,375
Shoe Carnival, Inc.	372,004	9,486,102
Tile Shop Holdings, Inc.*	335,176	2,175,292
Tilly's, Inc., Class A*	379,583	2,786,139
Zumiez, Inc.*	414,511	7,117,154
		42,407,394
Textiles, Apparel & Luxury Goods - 0.7%
Steven Madden Ltd.	180,669	7,566,418
Unifi, Inc.*	606,570	3,833,522
		11,399,940
Trading Companies & Distributors - 3.5%
Air Lease Corp.	319,781	13,370,044
DNOW, Inc.*	238,081	2,402,237
FTAI Aviation Ltd.	238,137	12,847,491
H&E Equipment Services, Inc.	194,974	10,487,651
Herc Holdings, Inc.	74,448	10,980,336
Titan Machinery, Inc.*	204,726	5,472,326
WESCO International, Inc.	24,196	4,198,490
		59,758,575
TOTAL COMMON STOCKS (Cost $1,459,444,242)		1,587,789,149

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

IT Services - 0.0%
Flexion, Inc., CVR*‡ (c) (Cost $27,801)	44,841	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 5.1%

INVESTMENT COMPANIES - 5.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (d)
(Cost $85,294,106)	85,294,106	85,294,106

Total Investments - 99.3% (Cost $1,544,766,149)		1,673,083,255
Other assets less liabilities - 0.7%		11,124,541
Net Assets - 100.0%		1,684,207,796

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	4.0%
Air Freight & Logistics	1.0
Automobile Components	1.0
Banks	2.7
Beverages	0.1
Biotechnology	1.2
Building Products	3.0
Capital Markets	1.2
Chemicals	4.1
Commercial Services & Supplies	2.2
Communications Equipment	2.4
Construction & Engineering	0.7
Consumer Staples Distribution & Retail	0.9
Containers & Packaging	0.9
Diversified Consumer Services	0.7
Diversified REITs	0.8
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	4.6
Energy Equipment & Services	2.0
Financial Services	2.2
Food Products	1.4
Ground Transportation	1.5
Health Care Equipment & Supplies	3.5
Health Care Providers & Services	5.0
Health Care REITs	0.5
Health Care Technology	0.7
Hotels, Restaurants & Leisure	5.0
Household Durables	4.4
Household Products	0.3
Insurance	3.3
Interactive Media & Services	1.0
IT Services	0.3
Leisure Products	0.2
Life Sciences Tools & Services	0.4
Machinery	4.1
Media	0.0 *
Metals & Mining	3.7
Multi-Utilities	0.7
Office REITs	0.4
Oil, Gas & Consumable Fuels	3.3
Paper & Forest Products	0.7
Passenger Airlines	0.4
Pharmaceuticals	0.2
Professional Services	0.2
Retail REITs	1.0
Semiconductors & Semiconductor Equipment	6.9
Software	1.4
Specialized REITs	0.2
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	3.5
Short-Term Investments	5.1
Total Investments	99.3%

*	Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Opportunity Fund

Schedule of Investments

January 31, 2024 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2024	Market Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gains (Loss)	Change in Unrealized Appreciation/ Depreciation	Market Value January 31, 2024	Dividend Income

Common Stocks 0.5%
United States 0.5%
Red Robin Gourmet Burgers, Inc.*	848,602	$6,188,769	$866,520	$—	$—	$1,583,479	$8,638,768	$—
Total Common Stocks		6,188,769	866,520	—	—	1,583,479	8,638,768	—
Total		$6,188,769	$866,520	$—	$—	$1,583,479	$8,638,768	$—

*	Non-income producing security.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.7%

Aerospace & Defense - 3.6%
AAR Corp.*	6,268	381,220
Curtiss-Wright Corp.	3,596	800,362
		1,181,582
Air Freight & Logistics - 1.1%
GXO Logistics, Inc.*	6,548	356,080

Automobile Components - 1.5%
Goodyear Tire & Rubber Co. (The)*	33,899	472,552

Biotechnology - 1.4%
CareDx, Inc.*	17,115	146,504
Exelixis, Inc.*	13,771	299,657
		446,161
Building Products - 2.4%
AZEK Co., Inc. (The)*	6,250	241,000
Lennox International, Inc.	1,237	529,634
		770,634
Capital Markets - 3.1%
Evercore, Inc., Class A	3,790	650,857
Raymond James Financial, Inc.	3,155	347,618
		998,475
Chemicals - 4.5%
FMC Corp.	4,052	227,722
Huntsman Corp.	14,772	362,505
International Flavors & Fragrances, Inc.	3,027	244,218
Westlake Corp.	4,502	622,852
		1,457,297
Construction & Engineering - 0.8%
Quanta Services, Inc.	1,398	271,282

Consumer Staples Distribution & Retail - 4.9%
Casey's General Stores, Inc.	1,773	481,121
Chefs' Warehouse, Inc. (The)*	11,279	358,898
Performance Food Group Co.*	10,450	759,506
		1,599,525
Containers & Packaging - 1.0%
Sealed Air Corp.	9,062	313,092

Electrical Equipment - 2.9%
EnerSys	6,021	575,427
Generac Holdings, Inc.*	2,535	288,153
NEXTracker, Inc., Class A*	2,063	93,392
		956,972
Electronic Equipment, Instruments & Components - 4.1%
Avnet, Inc.	6,328	286,658
Belden, Inc.	4,325	320,828
Coherent Corp.*	6,081	289,091
Flex Ltd.*	11,848	281,272
Trimble, Inc.*	3,053	155,276
		1,333,125
Financial Services - 4.3%
MGIC Investment Corp.	15,325	304,048
Radian Group, Inc.	20,031	580,498
Rocket Cos., Inc., Class A*	41,500	510,865
		1,395,411
Food Products - 1.6%
Ingredion, Inc.	4,862	523,005

Ground Transportation - 2.9%
Knight-Swift Transportation Holdings, Inc.	4,595	263,661
XPO, Inc.*	8,046	687,450
		951,111
Health Care Equipment & Supplies - 3.1%
Enovis Corp.*	2,708	158,960
QuidelOrtho Corp.*	4,050	277,465
Zimmer Biomet Holdings, Inc.	4,627	581,151
		1,017,576
Health Care Providers & Services - 7.5%
Amedisys, Inc.*	3,430	323,346
Cardinal Health, Inc.	7,829	854,849
Quest Diagnostics, Inc.	3,735	479,686
Tenet Healthcare Corp.*	9,376	775,770
		2,433,651
Hotels, Restaurants & Leisure - 6.5%
Aramark	11,485	333,984
Cheesecake Factory, Inc. (The)	14,115	485,132
Chuy's Holdings, Inc.*	10,133	342,597
Cracker Barrel Old Country Store, Inc.	5,548	429,138
Denny's Corp.*	30,848	327,914
Vail Resorts, Inc.	811	180,042
		2,098,807
Household Durables - 3.4%
Beazer Homes USA, Inc.*	9,812	311,531
LGI Homes, Inc.*	2,489	293,727
Skyline Champion Corp.*	1,395	95,529
Toll Brothers, Inc.	3,891	386,571
		1,087,358
Insurance - 2.6%
First American Financial Corp.	5,447	328,727
Old Republic International Corp.	18,360	514,814
		843,541
IT Services - 0.7%
Amdocs Ltd.	2,376	217,832

Life Sciences Tools & Services - 2.9%
Avantor, Inc.*	15,414	354,368
Bio-Rad Laboratories, Inc., Class A*	1,037	332,763
Revvity, Inc.	2,294	245,871
		933,002

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
Machinery - 5.3%
Donaldson Co., Inc.	8,121	524,536
Dover Corp.	3,726	558,080
Ingersoll Rand, Inc.	8,179	653,175
		1,735,791
Metals & Mining - 1.6%
Cleveland-Cliffs, Inc.*	26,653	534,393

Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp.	7,124	549,332
HF Sinclair Corp.	8,903	502,930
Matador Resources Co.	10,737	589,354
Permian Resources Corp.	33,671	453,885
		2,095,501
Passenger Airlines - 0.8%
Delta Air Lines, Inc.	6,278	245,721

Pharmaceuticals - 0.4%
Pacira BioSciences, Inc.*	4,285	139,648

Semiconductors & Semiconductor Equipment - 9.3%
Amkor Technology, Inc.	19,176	607,112
Entegris, Inc.	3,966	466,798
MKS Instruments, Inc.	7,147	760,798
ON Semiconductor Corp.*	7,207	512,634
Onto Innovation, Inc.*	4,093	661,020
		3,008,362
Specialty Retail - 1.9%
Lithia Motors, Inc., Class A	1,749	515,693
RH*	409	103,673
		619,366
Textiles, Apparel & Luxury Goods - 1.1%
Steven Madden Ltd.	8,378	350,871

Trading Companies & Distributors - 2.0%
Air Lease Corp.	15,592	651,902

TOTAL COMMON STOCKS (Cost $26,780,239)		31,039,626

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (a) (Cost $1,426,482)	1,426,482	1,426,482

Total Investments - 100.1% (Cost $28,206,721)		32,466,108
Liabilities in excess of other assets - (0.1%)		(44,064)
Net Assets - 100.0%		32,422,044

*	Non-income producing security.
(a)	Represents 7-day effective yield as of January 31, 2024.

See Notes to Schedule of Investments.	(Continued)

First Eagle U.S. Smid Cap Opportunity Fund
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	3.6%
Air Freight & Logistics	1.1
Automobile Components	1.5
Biotechnology	1.4
Building Products	2.4
Capital Markets	3.1
Chemicals	4.5
Construction & Engineering	0.8
Consumer Staples Distribution & Retail	4.9
Containers & Packaging	1.0
Electrical Equipment	2.9
Electronic Equipment, Instruments & Components	4.1
Financial Services	4.3
Food Products	1.6
Ground Transportation	2.9
Health Care Equipment & Supplies	3.1
Health Care Providers & Services	7.5
Hotels, Restaurants & Leisure	6.5
Household Durables	3.4
Insurance	2.6
IT Services	0.7
Life Sciences Tools & Services	2.9
Machinery	5.3
Metals & Mining	1.6
Oil, Gas & Consumable Fuels	6.5
Passenger Airlines	0.8
Pharmaceuticals	0.4
Semiconductors & Semiconductor Equipment	9.3
Specialty Retail	1.9
Textiles, Apparel & Luxury Goods	1.1
Trading Companies & Distributors	2.0
Short-Term Investments	4.4
Total Investments	100.1%

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 87.9%

Australia - 2.3%
Glencore plc	51,904	274,622

Belgium - 1.4%
Shurgard Self Storage Ltd., REIT	3,775	175,092

Canada - 10.6%
Canadian National Railway Co.	1,630	202,203
Canadian Pacific Kansas City Ltd.	2,255	181,463
Franco-Nevada Corp.	898	97,157
Imperial Oil Ltd.	4,523	260,894
Nutrien Ltd.	4,191	208,981
StorageVault Canada, Inc.	28,567	114,102
Wheaton Precious Metals Corp.	4,945	231,756
		1,296,556
Faroe Islands - 1.0%
Bakkafrost P/F	2,268	126,664

France - 1.1%
Air Liquide SA	693	129,683

Germany - 2.3%
FUCHS SE (Preference)	6,498	284,830

Hong Kong - 3.9%
CK Asset Holdings Ltd.	33,500	151,164
Guoco Group Ltd.	15,000	137,184
Hongkong Land Holdings Ltd.	37,200	116,120
Hysan Development Co. Ltd.	43,000	74,218
		478,686
Israel - 0.5%
ICL Group Ltd.	12,182	55,428

Japan - 3.8%
Kansai Paint Co. Ltd.	10,800	180,574
Komatsu Ltd.	7,500	213,375
Shin-Etsu Chemical Co. Ltd.	1,900	74,788
		468,737
Mexico - 7.0%
GMexico Transportes SAB de CV (a)	58,964	134,704
Grupo Mexico SAB de CV, Series B	43,495	224,431
Prologis Property Mexico SA de CV, REIT	40,502	166,911
TF Administradora Industrial S de RL de CV, REIT	150,904	323,262
		849,308
Netherlands - 2.4%
Shell plc	9,215	288,416

Russia - 0.0%
Alrosa PJSC‡ (b)	48,132	—

Singapore - 2.4%
Sheng Siong Group Ltd.	94,500	109,737
UOL Group Ltd.	40,200	186,672
		296,409
South Korea - 1.0%
Samsung Electronics Co. Ltd. (Preference)	2,736	119,716

Spain - 1.2%
Aena SME SA (a)	795	140,641

United Kingdom - 8.1%
Ashtead Group plc	2,888	188,852
Berkeley Group Holdings plc	2,030	122,926
Big Yellow Group plc, REIT	10,309	149,069
Cranswick plc	1,803	91,946
Great Portland Estates plc, REIT	11,770	61,930
United Utilities Group plc	24,150	325,271
Victrex plc	3,042	52,545
		992,539
United States - 38.9%
American Homes 4 Rent, Class A, REIT	7,618	267,011
American Water Works Co., Inc.	861	106,781
Ball Corp.	698	38,704
Boston Properties, Inc., REIT	3,294	219,051
Charter Communications, Inc., Class A*	529	196,106
CNX Resources Corp.*	2,737	55,287
Comcast Corp., Class A	3,015	140,318
CRH plc	2,066	146,565
Cummins, Inc.	467	111,753
Deere & Co.	251	98,789
Diamond Offshore Drilling, Inc.*	5,072	61,878
Douglas Emmett, Inc., REIT	11,179	151,475
EastGroup Properties, Inc., REIT	344	61,036
Equinix, Inc., REIT	80	66,382
Equity Residential, REIT	3,771	226,976
Extra Space Storage, Inc., REIT	2,177	314,446
Exxon Mobil Corp.	1,779	182,899
HCA Healthcare, Inc.	823	250,933
IDACORP, Inc.	1,495	138,407
Mid-America Apartment Communities, Inc., REIT	700	88,466
Noble Corp. plc	2,383	105,162
NOV, Inc.	11,145	217,439
ONEOK, Inc.	2,739	186,937
PPG Industries, Inc.	664	93,651
Reliance Steel & Aluminum Co.	425	121,303
Royal Gold, Inc.	1,526	174,559
RPM International, Inc.	1,683	179,509
SBA Communications Corp., REIT	846	189,386
Schlumberger NV	4,075	198,452
Terreno Realty Corp., REIT	1,390	83,025

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Shares	Value ($)
UGI Corp.	4,534	100,383
Walmart, Inc.	420	69,405
Williams Cos., Inc. (The)	2,939	101,866
		4,744,340
TOTAL COMMON STOCKS (Cost $10,607,683)		10,721,667

Investments	Ounces	Value ($)
COMMODITIES - 8.3%

Gold bullion*
(Cost $887,337)	501	1,018,656

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 3.1%

United States - 3.1%
Black Stone Minerals LP	5,311	87,100
Enterprise Products Partners LP	10,900	291,684
TOTAL MASTER LIMITED PARTNERSHIPS (Cost 338,981)		378,784

EXCHANGE TRADED FUNDS - 0.4%

United States
iShares Gold Trust
(Cost $49,652)	1,322	50,884

Short-Term Investment - 1.5%

INVESTMENT COMPANIES - 1.5%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (c) (Cost $179,840)	179,840	179,840

Total Investments - 101.2% (Cost $12,063,493)		12,349,831
Liabilities in excess of other assets - (1.2)%		(146,555)
Net Assets - 100.0%		12,203,276

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(c)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Real Assets Fund
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Chemicals	10.3%
Commodities	8.3
Commodity Funds	0.4
Construction Materials	1.2
Consumer Staples Distribution & Retail	1.5
Containers & Packaging	0.3
Electric Utilities	1.1
Energy Equipment & Services	4.8
Food Products	1.8
Gas Utilities	0.8
Ground Transportation	4.2
Health Care Providers & Services	2.1
Household Durables	1.0
Industrial Conglomerates	1.1
Industrial REITs	5.2
Machinery	3.5
Media	2.8
Metals & Mining	9.2
Office REITs	3.5
Oil, Gas & Consumable Fuels	11.9
Real Estate Management & Development	5.3
Residential REITs	4.8
Specialized REITs	7.3
Technology Hardware, Storage & Peripherals	1.0
Trading Companies & Distributors	1.5
Transportation Infrastructure	1.2
Water Utilities	3.6
Short-Term Investments	1.5
Total Investments	101.2%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 95.5%
Alabama 4.1%
Hoover Industrial Development Board,
United States Steel Corp., Revenue, Series 2019, AMT, 5.75%, 10/01/2049	1,750,000	1,802,610
Tuscaloosa County Industrial Development Authority,
Hunt Refining Co., Revenue, Refunding, Series 2019 A, 5.25%, 05/01/2044	3,000,000	2,901,716
Walker County Economic & Industrial Development Authority,
Alabama Power Co., Revenue, First Series, Series 2023, AMT, 3.70%, 02/01/2024 (b)(c)(e)	5,000,000	5,000,000
		9,704,326
Arizona 1.8%
Maricopa County Industrial Development Authority,
Choice Academies, Inc., Revenue, Refunding, Series 2022, 5.75%, 09/01/2045 (b)	2,300,000	2,252,547
Morrison Education Group Obligated Group, Revenue, Refunding, Series 2024 A, 6.75%, 07/01/2063	2,000,000	2,034,769
		4,287,316
Arkansas 1.1%
Arkansas Development Finance Authority,
Hybar LLC, Revenue, Series 2023 B, AMT, 7.38%, 07/01/2048 (b)	2,500,000	2,690,365

California 12.7%
California Community Housing Agency,
Creekwood Apartments, Revenue, Series 2021 A, 4.00%, 02/01/2056	10,000,000	6,563,433
California Infrastructure & Economic Development Bank,
WFCS Holdings II LLC, Revenue, Series 2021 B, 0.00%, 01/01/2061 (b)(d)	10,200,000	514,059
California Municipal Finance Authority,
Catalyst Impact Fund 1 LLC, Revenue, Series 2024, Class I, 6.00%, 01/01/2039 (b)	2,000,000	2,055,451
California School Finance Authority,
Harbor Springs Obligated Group, Revenue, Series 2024 A, 5.63%, 07/01/2063 (b)	1,000,000	999,156
California Statewide Communities Development Authority,
Loma Linda University Medical Center Obligated Group, Revenue, Series 2014 A, 5.50%, 12/01/2054 (b)	1,000,000	997,500
California Statewide Financing Authority,
TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	800,000	818,538
CSCDA Community Improvement Authority,
CTR City Anaheim, Revenue, Series 2020 A, 5.00%, 01/01/2054 (b)	5,500,000	4,361,068
Monterey Station Apartments, Revenue, Senior Lien, Series 2021 A-2, 3.13%, 07/01/2056 (b)	3,500,000	2,318,374
Parrallel-Anaheim, Revenue, Series 2021 A, 4.00%, 08/01/2056 (b)	3,400,000	2,569,344
Oceanaire Apartments, Revenue, Series 2021 A-2, 4.00%, 09/01/2056 (b)	4,000,000	2,960,455
Escondido Portfolio, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 06/01/2058	5,875,000	4,362,029
Wood Creek Apartments, Revenue, Senior Lien, Series 2021 A-2, 4.00%, 12/01/2058 (b)	2,000,000	1,499,708
		30,019,115
Connecticut 1.1%
Connecticut State Health & Educational Facilities Authority,
University of Hartford (The), Revenue, Refunding, Series 2019 N, 4.00%, 07/01/2049 (b)	3,415,000	2,539,265

District of Columbia 1.0%
District of Columbia,
Tobacco Settlement Financing Corp., Revenue, Series 2006 A, 0.00%, 06/15/2046 (d)	10,000,000	2,438,100

Florida 16.9%
Bridgewater North Community Development District,
Special Assessment, Series 2022, 4.00%, 05/01/2052 (b)	2,000,000	1,543,819
Capital Trust Agency, Inc.,
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2051	2,000,000	1,478,294

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Florida (continued)
Capital Trust Authority,
IDEA Florida, Inc., Revenue, Refunding, Series 2023 A, 6.38%, 06/15/2058 (b)	1,500,000	1,540,444
Coral Lakes Community Development District,
Assessment Area 1, Special Assessment, Series 2024, 5.75%, 11/01/2053	1,000,000	1,007,868
Epperson North Community Development District,
Assessment Area 3, Special Assessment, Series 2021 A, 4.00%, 11/01/2051	2,195,000	1,682,857
Florida Development Finance Corp.,
Downtown Doral Charter Elementary School, Inc., Revenue, Series 2017 C, 5.75%, 07/01/2047	2,000,000	1,992,237
Brightline Trains Florida LLC, Revenue, Series 2019 B, AMT, 7.38%, 01/01/2049 (b)	6,750,000	6,857,489
Hillcrest Community Development District,
Special Assessment, Series 2018, 5.00%, 11/01/2048	300,000	292,084
Longleaf Community Development District,
Neighborhood 4 Assessment Area 1, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,009,150
Miami Health Facilities Authority,
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2026	1,260,000	1,230,354
Miami Jewish Health Systems Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 07/01/2027	1,000,000	972,118
Palm Beach County Health Facilities Authority,
Federation CCRC Operations Corp. Obligated Group, Revenue, Refunding, Series 2022, 4.00%, 06/01/2041	1,500,000	1,257,992
Parker Road Community Development District,
Assessment Area, Special Assessment, Refunding, Series 2020, 4.10%, 05/01/2050 (b)	2,000,000	1,519,477
Pine Island Community Development District,
Special Assessment, Series 2004, 5.75%, 05/01/2035	2,500,000	2,500,092
Silver Oaks Community Development District,
Special Assessment, Series 2024, 5.85%, 05/01/2054	1,500,000	1,500,000
Six Mile Creek Community Development District,
Assessment Area 2, Special Assessment, Refunding, Series 2021, 4.00%, 05/01/2052 (b)	2,050,000	1,637,598
Tern Bay Community Development District,
Special Assessment, Series 2022, 4.00%, 06/15/2052	1,000,000	803,915
Triple Creek Community Development District,
Assessment Area, Special Assessment, Series 2019 A, 4.75%, 05/01/2050	325,000	293,828
Veranda Community Development District II,
Assessment Area 5 Phase 2, Special Assessment, Refunding, Series 2024, 5.63%, 05/01/2054	1,000,000	996,293
Village Community Development District No. 13,
Phase I, Special Assessment, Series 2019, 3.55%, 05/01/2039	1,500,000	1,298,469
Phase II, Special Assessment, Series 2020, 3.50%, 05/01/2051	1,500,000	1,183,149
Villages of Westport Community Development District,
Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035 (b)	3,225,000	3,225,194
Villamar Community Development District,
Assessment Area 6, Special Assessment, Series 2024, 5.75%, 05/01/2054	1,000,000	1,005,269
West Villages Improvement District,
Unit of Development No. 7, Special Assessment, Series 2019, 5.00%, 05/01/2050	2,500,000	2,343,698
Wiregrass Community Development District,
Assessment Area 2, Special Assessment, Series 2016, 5.00%, 05/01/2047	1,020,000	968,841
		40,140,529

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia 4.5%
Development Authority of Burke County (The),
Georgia Power Co., Revenue, Third Series, Series 2012, AMT, 3.70%, 02/01/2024 (b)(c)(e)	5,000,000	5,000,000
George L Smith II Congress Center Authority,
Signia Hotel Management LLC, Revenue, Second Tier, Series 2021 B, 5.00%, 01/01/2054 (b)	6,380,000	5,556,184
		10,556,184
Illinois 3.9%
Chicago Board of Education,
GO, Series 2017 H, 5.00%, 12/01/2046 (b)	2,525,000	2,527,745
GO, Series 2022 A, 5.00%, 12/01/2047	1,000,000	1,003,151
City of Galesburg,
Knox College, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2041	1,475,000	1,290,095
Illinois Finance Authority,
Washington and Jane Smith Community - Orland Park, Revenue, Refunding, Series 2022, 4.00%, 10/15/2037	1,000,000	810,003
Benedictine University, Revenue, Refunding, Series 2017, 5.00%, 10/01/2038	2,070,000	1,898,036
Southwestern Illinois Development Authority,
United States Steel Corp., Revenue, Series 2012, AMT, 5.75%, 08/01/2042	2,000,000	2,000,349
		9,529,379
Iowa 2.7%
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 05/15/2029	1,000,000	914,287
Lifespace Communities, Inc. Obligated Group, Revenue, Series 2018 A, 5.00%, 05/15/2048	7,105,000	5,510,701
		6,424,988
Kentucky 0.5%
City of Campbellsville,
Campbellsville University, Inc., Revenue, Refunding, Series 2017, 4.50%, 03/01/2047	840,000	685,715
Louisville/Jefferson County Metropolitan Government,
Bellarmine University, Inc., Revenue, Refunding, Series 2015, 5.00%, 05/01/2027 (b)	500,000	492,615
		1,178,330
Louisiana 1.6%
Calcasieu Parish Memorial Hospital Service District,
Southwest Louisiana Healthcare System Obligated Group, Revenue, Refunding, Series 2019, 5.00%, 12/01/2039 (b)	2,750,000	2,500,368
Parish of St. James,
NuStar Logistics LP, Revenue, Series 2010, 6.35%, 07/01/2040	1,000,000	1,089,366
		3,589,734
Maryland 1.3%
County of Prince George's,
Tax Allocation, Series 2018, 5.25%, 07/01/2048	3,000,000	2,960,875

Massachusetts 0.8%
Massachusetts Development Finance Agency,
Children's Hospital Corp. Obligated Group (The), Revenue, Series 2024 T, 4.00%, 03/01/2054 (b)	2,000,000	1,970,220

Michigan 1.6%
Flint Hospital Building Authority,
Hurley Medical Center, Revenue, Series 2013 A, 5.25%, 07/01/2039	2,000,000	1,860,158
Michigan Finance Authority,
Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	1,080,000	944,613
Michigan Strategic Fund,
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, Refunding, Series 2020, 5.00%, 05/15/2044	1,000,000	871,823
		3,676,594
Missouri 1.7%
Grindstone Plaza Transportation Development District,
Sales Tax, Series 2006 A, 5.40%, 10/01/2026	265,000	265,021
Sales Tax, Series 2006 A, 5.50%, 10/01/2031 (b)	1,925,000	1,925,004

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Missouri
Kansas City Industrial Development Authority,
Ward Parkway Center Community Improvement District, Sales Tax, Refunding, Series 2016 A, 5.00%, 04/01/2046	1,100,000	997,825
Rolla Industrial Development Authority,
Tax Allocation, Series 2017 A, 5.38%, 05/01/2044	860,000	853,387
		4,041,237
New Hampshire 0.5%
New Hampshire Business Finance Authority,
Covanta Holding Corp., Revenue, Refunding, Series 2018 B, 4.63%, 11/01/2042	1,250,000	1,079,507

New Jersey 0.7%
New Jersey Economic Development Authority,
United Airlines, Inc., Revenue, Refunding, Series 2012, AMT, 5.75%, 09/15/2027	500,000	500,261
Teaneck Community Charter School A New Jersey Nonprofit Corp., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2037	1,120,000	1,116,479
		1,616,740
New York 4.4%
Build NYC Resource Corp.,
Albert Einstein College of Medicine, Inc., Revenue, Series 2015, 5.50%, 09/01/2045	1,000,000	1,000,548
City of New York,
GO, Series 2021-3, 3.95%, 02/01/2024 (b)(c)(e)	5,000,000	5,000,000
New York Liberty Development Corp.,
3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (b)	2,000,000	2,019,271
New York State Dormitory Authority,
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2031 (b)	1,000,000	971,181
Garnet Health Medical Center Obligated Group, Revenue, Refunding, Series 2017, 5.00%, 12/01/2032 (b)	1,100,000	1,064,883
Westchester County Local Development Corp.,
Westchester County Health Care Corp. Obligated Group, Revenue, Refunding, Series 2016, 3.75%, 11/01/2037	255,000	215,942
		10,271,825
North Dakota 1.2%
County of Ward,
Trinity Health Obligated Group, Revenue, Series 2017 C, 5.00%, 06/01/2048 (b)	3,500,000	2,943,931

Ohio 9.5%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Senior Lien, Refunding, Series 2020 B-2, Class 2, 5.00%, 06/01/2055	2,500,000	2,360,305
Revenue, Senior Lien, Refunding, Series 2020 B-3, Class 2, 0.00%, 06/01/2057 (d)	29,200,000	2,985,353
County of Lucas,
Promedica Healthcare Obligated Group, Revenue, Refunding, Series 2018 A, 5.25%, 11/15/2048	5,750,000	5,443,073
County of Muskingum,
Genesis Healthcare System Obligated Group, Revenue, Series 2013, 5.00%, 02/15/2048	1,000,000	913,580
Ohio Air Quality Development Authority,
AMG Vanadium LLC, Revenue, Series 2019, AMT, 5.00%, 07/01/2049 (b)	2,500,000	2,266,452
Southeastern Ohio Port Authority,
Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2015, 5.50%, 12/01/2043	2,500,000	2,341,221
State of Ohio,
University Hospitals Health System, Inc. Obligated Group, Revenue, Series 2015 C, 4.85%, 02/01/2024 (c)(e)	3,530,000	3,530,000
Summit County Development Finance Authority,
UAkronPark, Inc., Revenue, Series 2023, 5.63%, 12/01/2048	800,000	843,484
UAkronPark, Inc., Revenue, Series 2023, 5.75%, 12/01/2053	1,400,000	1,478,427
		22,161,895

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Oklahoma 1.8%
Oklahoma Development Finance Authority,
OU Medicine Obligated Group, Revenue, Series 2018 B, 5.00%, 08/15/2038 (b)	1,500,000	1,475,606
Tulsa Airports Improvement Trust,
American Airlines, Inc., Revenue, Refunding, Series 2001 B, AMT, 5.50%, 12/01/2035	2,800,000	2,800,301
		4,275,907
Oregon 0.8%
Yamhill County Hospital Authority,
Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2046	2,290,000	1,849,551

Pennsylvania 2.3%
Bucks County Industrial Development Authority,
Grand View Hospital/Sellersville Obligated Group, Revenue, Series 2021, 4.00%, 07/01/2046	4,000,000	3,137,976
Pennsylvania Higher Educational Facilities Authority,
Foundation for Indiana University of Pennsylvania Phase II Student Housing, Revenue, AGMC Insured, Series 2007 A, (3-month SOFR + 0.91%), 4.40%, 07/01/2039 (a)	500,000	433,887
St. Mary Hospital Authority,
Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, (3-month SOFR + 1.09%), 4.61%, 11/15/2034 (a)	2,035,000	1,900,530
		5,472,393
Rhode Island 0.4%
Tobacco Settlement Financing Corp.,
Revenue, Series 2007 A, 0.00%, 06/01/2052 (d)	5,500,000	982,774

Tennessee 3.0%
Chattanooga Health Educational & Housing Facility Board,
CommonSpirit Health Obligated Group, Revenue, Series 2004 C, 4.10%, 02/07/2024 (b)(c)(e)	7,150,000	7,150,000

Texas 5.4%
Arlington Higher Education Finance Corp.,
Cypress Christian School, Inc., Revenue, Series 2024, 5.75%, 06/01/2043 (b)	1,500,000	1,532,218
City of Lago Vista,
Tessera on Lake Travis Public Improvement District Improvement Area No. 3, Special Assessment, Series 2024, 6.00%, 09/01/2054	1,000,000	1,016,674
City of Princeton,
Eastridge Public Improvement District Improvement Area No. 2, Special Assessment, Series 2023, 5.25%, 09/01/2043	1,000,000	975,611
Hidalgo County Regional Mobility Authority,
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2048 (d)	7,130,000	1,940,921
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2054 (d)	5,000,000	930,390
Revenue, Senior Lien, Series 2022 A, 0.00%, 12/01/2055 (d)	6,100,000	1,074,823
Lubbock Educational Facilities Authority, Inc.,
Lubbock Christian University, Revenue, Refunding, Series 2016, 2.75%, 11/01/2031	2,585,000	2,058,537
New Hope Cultural Education Facilities Finance Corp.,
Sanctuary LTC LLC, Revenue, Series 2021 A-1, 5.50%, 01/01/2057 (b)	2,500,000	1,795,175
Reagan Hospital District of Reagan County,
GO, Series 2014 A, 5.00%, 02/01/2029 (b)	1,270,000	1,259,840
		12,584,189
Utah 1.3%
Chelsey Public Infrastructure District No. 1,
Assessment Area 1, Special Assessment, Series 2024, 7.00%, 12/01/2042	1,350,000	1,394,980
Utah Charter School Finance Authority,
Freedom Academy Foundation, Revenue, Series 2021 A, 5.00%, 06/15/2052 (b)	1,295,000	972,344

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah
Utah Infrastructure Agency,
Revenue, Series 2021, 3.00%, 10/15/2045 (b)	1,000,000	702,046
		3,069,370
Virgin Islands 0.6%
Virgin Islands Public Finance Authority,
United States Virgin Islands, Sales Tax, Refunding, Series 2014 C, 5.00%, 10/01/2030 (b)	1,500,000	1,423,281

Virginia 1.8%
Tobacco Settlement Financing Corp.,
Revenue, Senior Lien, Series 2007 B-1, 5.00%, 06/01/2047	2,500,000	2,361,719
Virginia College Building Authority,
Marymount University, Revenue, Refunding, Series 2015 A, 5.00%, 07/01/2045 (b)	1,000,000	926,805
Marymount University, Revenue, Refunding, Series 2015 B, 5.00%, 07/01/2045 (b)	1,000,000	926,806
		4,215,330
Washington 0.6%
King County Public Hospital District No. 4,
Revenue, Series 2015 A, 6.25%, 12/01/2045 (b)	1,300,000	1,308,250

Wisconsin 3.9%
Public Finance Authority,
Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2027 (b)	830,000	822,705
Bonnie Cone Classical Academy, Inc., Revenue, Series 2021 A, 4.00%, 06/15/2040	2,020,000	1,629,603
Austin FBO LLC, Revenue, Mandatory Put, Series 2018 A, AMT, 7.05%, 09/01/2027 (e)	250,000	246,446
Rider University A New Jersey Non-Profit Corp., Revenue, Refunding, Series 2021 A, 4.50%, 07/01/2048	1,920,000	1,464,763
Southeastern Regional Medical Center Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 02/01/2051 (b)	2,000,000	1,452,602
UNC Health Appalachian Obligated Group, Revenue, Series 2021 A, 4.00%, 07/01/2051	1,675,000	1,314,358
Wisconsin Health & Educational Facilities Authority,
Cedar Crest, Inc. Obligated Group, Revenue, Refunding, Series 2022 A, 4.75%, 04/01/2057	2,920,000	2,144,244
		9,074,721
TOTAL MUNICIPAL BONDS (Cost $223,726,820)		225,226,221
SHORT-TERM INVESTMENTS - 0.3%

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.3%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (f) (Cost $651,482)	651,482	651,482

Total Investments - 95.8% (Cost $224,378,302)		225,877,703
Other assets less liabilities - 4.2%		9,965,884
Net Assets - 100.0%		235,843,587

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2024.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $103,066,845, which represents approximately 43.70% of net assets of the Fund.
(c)	Variable Rate Demand Notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(d)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(e)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2024.
(f)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
AGMC	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Airport	0.1%
Charter School	5.5
Community Development District	9.5
Continuing Care Retirement Community	6.6
Economic/Industrial Development	10.5
General Obligation	2.1
General Obligation Hospital/Health District	0.5
General Revenue Tax-Guaranteed	0.6
Higher Education	6.6
Hospital	18.0
Not-For-Profit Cultural Organization	0.6
Nursing Home	0.8
Parking Facility	1.0
Private/Religious School	0.7
Public Power System	4.2
Public Transportation	2.9
Sales & Excise Tax	1.4
School District	1.5
Special Assessment Financing	2.4
State Multi-Family Housing	11.3
Tax Increment Financing	1.6
Telecom	0.3
Tobacco Master Settlement Agreement	5.1
Toll Highway/Bridge/Tunnel	1.7
Short-Term Investments	0.3
Total Investments	95.8%

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 97.9%
California 1.3%
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue, Series 2002 A, 6.00%, 05/01/2043	200,000	204,634

Colorado 0.7%
Pueblo Urban Renewal Authority, City of Pueblo, Sales Tax, Series 2017, 5.00%, 06/01/2036	100,000	98,631

Florida 11.3%
Capital Trust Agency, Inc.,
Franklin Academy Obligated Group, Revenue, Series 2020, 4.00%, 12/15/2024 (a)	385,000	381,387
Marie Selby Botanical Gardens, Inc. (The), Revenue, Series 2021, 4.00%, 06/15/2031 (a)	500,000	457,592
Majorca Isles Community Development District, Special Assessment, Series 2015, 5.00%, 05/01/2025 (a)	165,000	165,373
Pine Island Community Development District, Special Assessment, Series 2004, 5.75%, 05/01/2035	675,000	675,025
Villages of Westport Community Development District, Assessments, Special Assessment, Series 2005 A, 5.70%, 05/01/2035 (a)	45,000	45,003
		1,724,380
Georgia 6.5%
Development Authority of The City of Marietta, Life University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 11/01/2027 (a)	500,000	502,540
Main Street Natural Gas, Inc., Revenue, Mandatory Put, Series 2022 C, 4.00%, 11/01/2027 (a)(d)	500,000	482,662
		985,202
Illinois 6.7%
Chicago Board of Education, Dedicated Capital Improvement Tax, Series 2018, 5.00%, 04/01/2037 (a)	435,000	451,837
Illinois Finance Authority, Acero Charter Schools, Inc. Obligated Group, Revenue, Refunding, Series 2021, 4.00%, 10/01/2028 (a)	580,000	564,563
		1,016,400
Maryland 12.9%
County of Frederick, Mount St Mary's University, Inc., Revenue, Refunding, Series 2017 A, 5.00%, 09/01/2032 (a)	740,000	743,820
County of Prince George's, Westphalia Town Center Development District, Tax Allocation, Series 2018, 5.00%, 07/01/2030 (a)	1,200,000	1,224,696
		1,968,516
Michigan 2.9%
Michigan Finance Authority, Aquinas College, Revenue, Refunding, Series 2021, 4.00%, 05/01/2031	500,000	437,321

Missouri 2.6%
Grindstone Plaza Transportation Development District, Sales Tax, Series 2006 A, 5.40%, 10/01/2026	400,000	400,033

Nevada 3.7%
City of Las Vegas, Special Improvement District No. 812, Special Assessment, Series 2015, 5.00%, 12/01/2031	555,000	559,682

New Jersey 0.7%
New Jersey Economic Development Authority, United Airlines, Inc., Revenue, Refunding, Series 2012, AMT, 5.75%, 09/15/2027	100,000	100,052

New York 8.3%
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue, Refunding, Series 2014, Class 3, 7.25%, 11/15/2044 (a)	500,000	504,818
New York State Dormitory Authority, Montefiore Obligated Group, Revenue, Refunding, Series 2018 A, 5.00%, 08/01/2024 (a)	250,000	250,535

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
New York Transportation Development Corp., American Airlines, Inc., Revenue, Refunding, Series 2020, AMT, 5.25%, 08/01/2031	500,000	525,214
		1,280,567
Ohio 3.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Revenue, Mandatory Put, Series 2023, AMT, 5.00%, 12/01/2028 (a)(d)	500,000	501,399

Oklahoma 7.9%
Oklahoma Development Finance Authority, OU Medicine Obligated Group, Revenue, Series 2018 B, 5.00%, 08/15/2027	500,000	501,565
Tulsa Airports Improvement Trust, American Airlines, Inc., Revenue, Refunding, Series 2001 B, AMT, 5.50%, 12/01/2035	700,000	700,075
		1,201,640
Pennsylvania 4.4%
St. Mary Hospital Authority, Trinity Health Corp. Obligated Group, Revenue, Series 2007 F, ( 3-month SOFR+ 1.09%), 4.61%, 11/15/2034 (c)	715,000	667,754

Texas 15.7%
Abilene Convention Center Hotel Development Corp., City of Abilene Abilene Convention Center, Revenue, Second Lien, Series 2021 B, 3.75%, 10/01/2031 (a)	500,000	457,461
Arlington Higher Education Finance Corp., Newman International Academy, Revenue, Series 2021 A, 4.00%, 08/15/2031 (a)	350,000	321,411
City of Houston, Airport System, United Airlines, Inc., Revenue, Series 2018, AMT, 5.00%, 07/15/2028	500,000	508,297
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue, Refunding, Series 2021, 4.00%, 08/15/2025 (a)	440,000	435,736
Reagan Hospital District of Reagan County, GO, Series 2014 A, 5.00%, 02/01/2029 (a)	700,000	694,400
		2,417,305
Virginia 4.5%
Lower Magnolia Green Community Development Authority, Special Assessment, Series 2015, 4.00%, 03/01/2025 (a)	680,000	676,257

Wisconsin 4.5%
Public Finance Authority, Guilford College, Revenue, Refunding, Series 2016, 5.00%, 01/01/2026	685,000	681,952
TOTAL MUNICIPAL BONDS (Cost $14,866,423)		14,921,725

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

INVESTMENT COMPANIES - 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 5.34% (e)
(Cost $7,717)	7,717	7,717

Total Investments - 98.0% (Cost $14,874,140)		14,929,442
Other assets less liabilities - 2.0%		305,678
Net Assets - 100.0%		15,235,120

(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2024 amounted to $8,861,490 which represents approximately 58.16% of net assets of the Fund.
(b)	Variable Rate Demand Notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2024.
(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on January 31, 2024.
(e)	Represents 7-day effective yield as of January 31, 2024.

Abbreviations
AMT	Alternative Minimum Tax
GO	General Obligation
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments.	(Continued)

First Eagle Short Duration High Yield Municipal Fund
Schedule of Investments
January 31, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Charter School	11.2%
Community Development District	5.8
Economic/Industrial Development	21.6
Gas Forward Contract	3.2
General Obligation Hospital/Health District	4.6
Higher Education	15.5
Hospital	9.3
Not-For-Profit Cultural Organization	3.0
Sales & Excise Tax	3.3
Secondary Education	3.0
Special Assessment Financing	8.1
Tax Increment Financing	8.0
Tobacco Master Settlement Agreement	1.3
Short-Term Investments	0.1
Total Investments	98.0%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2024, the Trust consists of eleven separate portfolios, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle Rising Dividend Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund, First Eagle Global Real Assets Fund, First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund) and First Eagle Short Duration High Yield Municipal Fund (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Rising Dividend Fund, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle Rising Dividend Fund seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments. The First Eagle Small Cap Opportunity Fund seeks long-term growth of capital. The First Eagle U.S. Smid Cap Opportunity Fund seeks long-term growth of capital by investing, under normal circumstances, in equity securities of small- and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. The First Eagle Global Real Assets Fund seeks long-term growth of capital. The First Eagle High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund seeks to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The First Eagle Short Duration High Yield Municipal Fund incepted on January 2, 2024.

The Funds generally offer up to four share classes, Class A shares, Class C shares, Class I shares and Class R6 shares, except for the First Eagle Short Duration High Yield Municipal Fund, First Eagle Small Cap Opportunity Fund, First Eagle U.S. Smid Cap Opportunity Fund and First Eagle Global Real Assets Fund, which offer Class A shares, Class I shares and Class R6 shares only. On December 1, 2023, Class R3 Shares, Class R4 Shares, Class R5 Shares of the Funds were closed to new investors. On February 28, 2024, all remaining Class R3 shares, Class R4 shares, and Class R5 shares of the Funds converted into Class R6 shares. As a result, Class R3 shares, Class R4 shares, and Class R5 shares were terminated.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), First Eagle Gold Fund (the “Gold Fund”) and First Eagle Global Real Assets Fund (the “Global Real Assets Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., First Eagle Gold Cayman Fund, Ltd., and First Eagle Global Real Assets Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non- qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2024, the First Eagle Global Cayman Fund, Ltd. has $5,003,252,443 in net assets, representing 10.02% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2024, the First Eagle Overseas Cayman Fund, Ltd. has $974,810,313 in net assets, representing 7.92% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2024, the First Eagle U.S. Value Cayman Fund, Ltd. has $147,505,073 in net assets, representing 11.93% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2024, the First Eagle Gold Cayman Fund, Ltd. has $295,583,555 in net assets, representing 13.97% of the Gold Fund’s net assets.

The First Eagle Global Real Assets Cayman Fund, Ltd., established on September 9, 2021, is an exempted company under the laws of the Cayman Islands. The consolidated schedule of investments include the accounts of the Global Real Assets Fund and the First Eagle Global Real Assets Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2024, the First Eagle Global Real Assets Cayman Fund, Ltd. has $1,081,048 in net assets, representing 8.86% of the Global Real Assets Fund’s net assets.

b)	Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures adopted by the Board of Trustees (“Board”) .. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Funds’ Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2024:

First Eagle Global Fund

Description†	Level 1	Level 2	Level 3‡		Total

Assets:
Common Stocks	$26,114,316,527	$13,638,541,204 (a)	$–		$39,752,857,731
Corporate Bonds	–	–	4,927,134	(b)	4,927,134
Commodities *	–	5,623,499,025	–		5,623,499,025
Foreign Government Securities	–	342,308,190	–		342,308,190
Short-Term Investments	1,288,280	4,229,717,341	–		4,231,005,621
Forward Foreign Currency Exchange Contracts**	–	5,088,056	–		5,088,056
Total	$26,115,604,807	$23,839,153,816	$4,927,134		$49,959,685,757

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(7,022,696)	$–		$(7,022,696)
Total	$–	$(7,022,696)	$–		$(7,022,696)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Corporate Bonds
Beginning Balance —market value	$4,954,469
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	13,525
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(40,860)
Ending Balance — market value	$4,927,134
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(40,860)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description†	Level 1	Level 2	Level 3‡	Total
Assets:
Common Stocks	$2,887,936,937	$7,380,814,356 (a)	$15,713,571	$10,284,464,864
Commodities *	–	1,349,025,300	–	1,349,025,300
Foreign Government Securities	–	206,207,621	–	206,207,621
Short-Term Investments	856,838	466,480,160	–	467,336,998
Forward Foreign Currency Exchange Contracts**	–	3,270,536	–	3,270,536
Total	$2,888,793,775	$9,405,797,973	$15,713,571	$12,310,305,319

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(3,624,216)	$–	$(3,624,216)
Total	$–	$(3,624,216)	$–	$(3,624,216)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Common Stocks
Beginning Balance —market value	$15,384,962
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	328,609
Ending Balance — market value	$15,713,571
Change in unrealized gains or (losses) relating to assets still held at reporting date	$328,609

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of January 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stock	$15,713,571	Market Comparable Companies	Enterprise Value Multiple	0.33X - 11.92X (3.55X)	Increase

Note:

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

First Eagle U.S. Value Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$929,109,005	$–	$–		$929,109,005
Convertible Preferred Stocks	5,175,863	–	–		5,175,863
Corporate Bonds	–	6,918,052	3,441,842	(b)	10,359,894
Commodities *	–	147,520,509	–		147,520,509
Master Limited Partnerships	16,672,577	–	–		16,672,577
Short-Term Investments	27,183	129,721,583	–		129,748,766
Total	$950,984,628	$284,160,144	$3,441,842		$1,238,586,614

(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Corporate Bonds
Beginning Balance —market value	$543,750
Purchases(1)	—
Sales(2)	(206,600)
Transfer In — Level 3	3,104,552 (a)
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	52,856
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(52,716)
Ending Balance — market value	$3,441,842
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(52,716)

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$1,652,522,420	$129,632,009	(a)	$–	$1,782,154,429
Commodities *	–	295,811,527		–	295,811,527
Rights	3,182,345	–		–	3,182,345
Short-Term Investments	29,954	46,350,890		–	46,380,844
Total	$1,655,734,719	$471,794,426		$–	$2,127,529,145

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$543,111,998	$509,898,908 (a)	$–		$1,053,010,906
Convertible Preferred Stocks	26,241,384	–	–		26,241,384
Corporate Bonds	–	183,509,500	11,079,194	(b)	194,588,694
Asset-Backed Securities	–	4,014,554	–		4,014,554
Commodities *	–	110,222,733	–		110,222,733
Foreign Government Securities	–	34,331,744	–		34,331,744
Loan Assignments	–	2,500,625	–		2,500,625
Master Limited Partnerships	21,002,533	–	–		21,002,533
Preferred Stocks	28,158,775	–	–		28,158,775
U.S. Treasury Obligations	–	208,144,593	–		208,144,593
Short-Term Investments	10,355	36,105,462	–		36,115,817
Forward Foreign Currency Exchange Contracts**	–	131,510	–		131,510
Total	$618,525,045	$1,088,859,629	$11,079,194		$1,718,463,868

Liabilities:
Options Written	$(2,993,249)	$–	$–		$(2,993,249)
Forward Foreign Currency Exchange Contracts**	–	(197,466)	–		(197,466)
Total	$(2,993,249)	$(197,466)	$–		$(3,190,715)

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
(b)	These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1.
†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
**	Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Corporate Bonds
Beginning Balance —market value	$—
Purchases(1)	—
Sales(2)	(789,000)
Transfer In — Level 3	11,856,203 (a)
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	56,909
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	(44,918)
Ending Balance — market value	$11,079,194
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(44,918)

(a)	Transfers from level 2 into Level 3 are due to a decrease in market activity, e.g. frequency of trades, which resulted in a decrease in available market inputs to determine the price.
(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Rising Dividend Fund

Description†	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$356,270,095	$23,401,826	(a)	$–	$379,671,921
Master Limited Partnerships	9,434,024	–		–	9,434,024
Short-Term Investments	2,726	5,918,093		–	5,920,819
Total	$365,706,845	$29,319,919		$–	$395,026,764

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Common Stocks	$1,587,789,149	$–	$–		$1,587,789,149
Rights	–	–	–	^	–
Short-Term Investments	85,294,106	–	–		85,294,106
Total	$1,673,083,255	$–	$–		$1,673,083,255

†	See Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
^	Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Rights
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of January 31, 2024		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Rights	$-	^	Discounted Cash Flow	Estimated probability of the company hitting specified milestones	0% (0%)	Increase

Note:

^ Fair value represents zero

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

First Eagle U.S. Smid Cap Opportunity Fund

Description†	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$31,039,626	$–	$–	$31,039,626
Short-Term Investments	1,426,482	–	–	1,426,482
Total	$32,466,108	$–	$–	$32,466,108

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Global Real Assets Fund

Description†	Level 1	Level 2		Level 3‡		Total
Assets:
Common Stocks	$7,080,742	$3,640,925	(a)	$–	^	$10,721,667
Commodities *	–	1,018,656		–		1,018,656
Exchange-Traded Funds	50,884	–		–		50,884
Master Limited Partnerships	378,784	–		–		378,784
Short-Term Investments	179,840	–		–		179,840
Total	$7,690,250	$4,659,581		$–		$12,349,831

(a)	The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1 for additional details.
†	See Consolidated Schedule of Investments for additional detailed categorizations.
‡	Value determined using significant unobservable inputs.
*	Represents gold bullion.
^	Fair value represents zero.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Common Stocks
Beginning Balance —market value	$—	^
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—	^
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
^	Fair value represents zero.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of January 31, 2024		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Input (a)
Common Stock	$-	^	Discounted Cash Flow	Estimated Recoverability	0% (0%)	Increase

Note:

^ Fair value represents zero

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

First Eagle High Yield Municipal Fund (formerly named First Eagle High Income Fund)

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$225,226,221	$–	$225,226,221
Short-Term Investments	651,482	–	–	651,482
Total	$651,482	$225,226,221	$–	$225,877,703

†	See Schedule of Investments for additional detailed categorizations.

Fair Value Level 3 activity for the three-month period ended January 31, 2024 was as follows:

Corporate Bonds
Beginning Balance —market value	$621,196
Purchases(1)	—
Sales(2)	(620,610)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	16,610
Change in Unrealized Appreciation (Depreciation)	(17,196)
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Short Duration High Yield Municipal Fund

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$14,921,725	$–	$14,921,725
Short-Term Investments	7,717	–	–	7,717
Total	$7,717	$14,921,725	$–	$14,929,442

†	See Schedule of Investments for additional detailed categorizations.

c)	Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2024, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$47,279,997	$4,475,620	$1,373,165
Average Settlement Value — Sold	1,462,923,016	788,130,300	40,203,085

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At January 31, 2024, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$5,088,056	$7,022,696	$26,798,008	$(47,541,840)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$3,270,536	$3,624,216	$14,771,295	$(25,693,567)

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$131,510	$197,466	$674,840	$(1,262,040)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of January 31, 2024:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$338,535	$(338,535)	$–	$–
Goldman Sachs	1,933,244	(811,137)	(270,000)	852,107
JPMorgan Chase Bank	1,426,745	(744,507)	(39,135)	643,103
UBS AG	1,389,532	(1,389,532)	–	–
	$5,088,056	$(3,283,711)	$(309,135)	$1,495,210

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$2,993,793	$(338,535)	$(2,655,258)	$–
Goldman Sachs	811,137	(811,137)	–	–
JPMorgan Chase Bank	744,507	(744,507)	–	–
UBS AG	2,473,259	(1,389,532)	(1,083,727)	–
	$7,022,696	$(3,283,711)	$(3,738,985)	$–

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$502,729	$(502,729)	$–	$–
Goldman Sachs	1,191,466	(323,799)	(450,000)	417,667
JPMorgan Chase Bank	797,712	(401,027)	(61,148)	335,537
UBS AG	778,629	(778,629)	–	–
	$3,270,536	$(2,006,184)	$(511,148)	$753,204

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$1,505,387	$(502,729)	$(1,002,658)	$–
Goldman Sachs	323,799	(323,799)	–	–
JPMorgan Chase Bank	401,027	(401,027)	–	–
UBS AG	1,394,003	(778,629)	(615,374)	–
	$3,624,216	$(2,006,184)	$(1,618,032)	$–

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$11,831	$(11,831)	$–	$–
Goldman Sachs	37,062	(21,783)	–	15,279
JPMorgan Chase Bank	47,981	(12,680)	–	35,301
UBS AG	34,636	(34,636)	–	–
	$131,510	$(80,930)	$–	$50,580

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$82,455	$(11,831)	$(70,624)	$–
Goldman Sachs	21,783	(21,783)	–	$–
JPMorgan Chase Bank	12,680	(12,680)	–	–
UBS AG	80,548	(34,636)	(45,912)	$–
	$197,466	$(80,930)	$(116,536)	$–

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)	Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

In general, a call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by a Fund in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by a Fund, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by a Fund. The risk in writing a covered call option is that a Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

A Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Rule 18f-4 under the 1940 Act permits the Funds to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end funds, including the Funds, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless a fund is relying on the Limited Derivatives User Exception (as defined below), a fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund is relying on the Limited Derivatives User Exception.

As of January 31, 2024, portfolio securities valued at $123,970,559 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2024, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

First Eagle Global Income Builder Fund
Options:
Average Number of Contracts — Written	9,983

At January 31, 2024, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
				Change in
	Asset Derivative	Liability Derivative	Net Realized	Appreciation
Risk Type	Fair Value	Fair Value	Gains (Losses)	(Depreciation)
Equity — Written options	$—	$2,993,249	$445,439	$(1,506,948)

e)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

f)	Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

g)	Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”) which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

h)	Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

i)	New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.